SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Consumer Discretionary - 6.3%
Automobiles & Components - 1.2%
Gentherm, Inc. (a)	81,164	$2,254,736
Goodyear Tire & Rubber Co. (The) (a)	358,702	2,378,194
		4,632,930
Consumer Discretionary Distribution & Retail - 0.9%
Advance Auto Parts, Inc.	65,923	3,477,438

Consumer Durables & Apparel - 2.8%
Capri Holdings, Ltd. (a)	307,242	5,413,604
VF Corp.	310,943	5,282,922
		10,696,526
Consumer Services - 1.4%
Papa John's International, Inc.	173,123	5,610,917

Energy - 5.5%
Energy - 5.5%
CNX Resources Corp. (a)	101,449	3,910,859
Crescent Energy Co. - Class A	422,506	5,703,831
Helmerich & Payne, Inc.	109,097	3,930,765
Murphy Oil Corp.	188,750	7,785,937
		21,331,392
Financials - 18.1%
Banks - 15.3%
Ameris Bancorp	65,797	5,131,508
Columbia Banking System, Inc.	125,616	3,445,647
Community Bank System, Inc.	78,002	4,574,817
First Bancorp	69,870	3,937,175
Glacier Bancorp, Inc.	98,150	4,384,361
Hancock Whitney Corp.	56,916	3,619,288
National Bank Holdings Corp. - Class A	161,049	6,306,679
Peoples BanCorp, Inc.	55,099	1,811,104
Seacoast Banking Corp. of Florida	185,009	5,603,923
Southstate Bank Corp.	51,590	4,773,107
Texas Capital Bancshares, Inc. (a)	72,257	6,855,744
United Community Banks, Inc.	104,805	3,300,309

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Financials - 18.1% (Continued)
Banks - 15.3% (Continued)
WesBanco, Inc.	162,017	$5,587,966
		59,331,628
Financial Services - 2.8%
DigitalBridge Group, Inc. - Class A	432,108	6,663,106
Dynex Capital, Inc.	322,045	4,109,294
		10,772,400
Health Care - 7.3%
Health Care Equipment & Services - 6.6%
Adapthealth Corp. (a)	634,960	7,556,024
AngioDynamics, Inc. (a)	205,492	2,336,444
ICU Medical, Inc. (a)	39,879	5,150,373
Molina Healthcare, Inc. (a)	29,838	3,977,405
NeoGenomics, Inc. (a)	221,418	1,642,922
QuidelOrtho Corp. (a)	292,457	4,805,068
		25,468,236
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
Galapagos N.V. ADR (Belgium) (a)	94,152	2,824,560

Industrials - 21.4%
Capital Goods - 19.9%
AAR Corp. (a)	23,181	2,537,392
Apogee Enterprises, Inc.	88,102	2,954,941
Astec Industries, Inc.	36,160	1,946,855
AZZ, Inc.	59,843	7,488,155
Columbus McKinnon Corp.	104,612	1,520,012
Enerpac Tool Group Corp. - Class A	56,727	2,068,834
EnerSys	32,970	5,727,548
Franklin Electric Co., Inc.	70,685	6,515,037
Gibraltar Industries, Inc. (a)	62,007	2,472,219
Mercury Systems, Inc. (a)	169,163	12,333,674
Quanex Building Products Corp.	206,323	3,707,624
Stratasys Ltd. (Israel) (a)	299,264	2,337,252
Terex Corp.	111,801	6,607,439
Timken Co., (The)	78,107	7,855,221

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Industrials - 21.4% (Continued)
Capital Goods - 19.9% (Continued)
Valmont Industries, Inc.	26,697	$10,667,320
		76,739,523
Transportation - 1.5%
ArcBest Corp.	30,796	3,029,095
GXO Logistics, Inc. (a)	55,200	2,862,120
		5,891,215
Information Technology - 16.7%
Semiconductors & Semiconductor Equipment - 4.6%
Allegro MicroSystems, Inc. (a)	93,947	2,962,149
Axcelis Technologies, Inc. (a)	42,000	3,909,360
Cohu, Inc. (a)	45,977	1,407,816
Onto Innovation, Inc. (a)	15,452	3,168,742
Synaptics, Inc. (a)	52,614	3,685,084
Universal Display Corp.	27,159	2,489,394
		17,622,545
Software & Services - 4.0%
Core Scientific, Inc. (a)	449,133	6,719,030
Progress Software Corp. (a)	125,860	3,228,309
Riot Platforms, Inc. (a)	150,342	1,858,227
SentinelOne, Inc. - Class A (a)	283,487	3,651,312
		15,456,878
Technology Hardware & Equipment - 8.1%
Belden, Inc.	55,143	6,332,071
Frequency Electronics, Inc. (a)	44,766	1,981,343
IPG Photonics Corp. (a)	85,825	9,834,687
Littelfuse, Inc.	27,170	9,220,139
Rogers Corp. (a)	17,163	1,842,105
Vishay Precision Group, Inc. (a)	47,836	2,077,039
		31,287,384
Materials - 13.5%
Materials - 13.5%
Alamos Gold, Inc. - Class A (Canada)	86,558	3,845,772
Celanese Corp.	68,847	4,528,067
Eagle Materials, Inc.	26,283	4,979,314
Element Solutions, Inc.	167,764	5,727,463

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Materials - 13.5% (Continued)
Materials - 13.5% (Continued)
Ingevity Corp. (a)	174,353	$12,419,164
Louisiana-Pacific Corp.	49,369	3,591,595
MP Materials Corp. (a)	61,017	2,944,680
O-I Glass, Inc. (a)	464,951	4,886,635
Olin Corp.	119,468	3,551,784
Sensient Technologies Corp.	49,659	4,292,524
Silgan Holdings, Inc.	33,210	1,288,548
		52,055,546
Real Estate - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
CareTrust REIT, Inc.	98,412	3,606,800
Empire State Realty Trust, Inc. - Class A	160,851	836,425
Kilroy Realty Corp.	132,919	3,749,645
STAG Industrial, Inc.	121,753	4,390,413
Terreno Realty Corp.	43,710	2,684,668
		15,267,951

SEGALL BRYANT & HAMILL SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Utilities - 3.6%
Utilities - 3.6%
New Jersey Resources Corp.	70,967	$3,897,508
OGE Energy Corp.	93,887	4,502,820
TXNM Energy, Inc.	94,862	5,545,633
		13,945,961
Investments at Value - 96.4% (Cost $297,504,387)		$372,413,030

Other Assets in Excess of Liabilities - 3.6%		13,769,410

Net Assets - 100.0%		$386,182,440

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill, LLC (the "Adviser"), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Consumer Discretionary - 8.0%
Automobiles & Components - 1.0%
Patrick Industries, Inc.	27,567	$3,061,867

Consumer Discretionary Distribution & Retail - 2.2%
Boot Barn Holdings, Inc. (a)	20,766	3,039,312
Revolve Group, Inc. (a)	144,187	3,260,068
		6,299,380
Consumer Durables & Apparel - 4.2%
Cavco Industries, Inc. (a)	10,277	4,977,048
Installed Building Products, Inc.	14,070	3,730,660
TopBuild Corp. (a)	9,809	3,445,902
		12,153,610
Consumer Services - 0.6%
Kura Sushi USA, Inc. - Class A (a)	26,493	1,848,946

Consumer Staples - 1.5%
Food, Beverage & Tobacco - 1.5%
Freshpet, Inc. (a)	21,686	1,278,606
Vita Coco Company, Inc. (The) (a)	41,635	1,994,733
Vital Farms, Inc. (a)	88,105	1,244,043
		4,517,382
Energy - 3.8%
Energy - 3.8%
Matador Resources Co.	38,486	2,431,546
Range Resources Corp.	108,740	4,912,873
TechnipFMC PLC (United Kingdom)	53,355	3,688,431
		11,032,850
Financials - 10.4%
Banks - 1.3%
Bancorp, Inc. (The) (a)	46,195	2,482,058
Coastal Financial Corp. (a)	19,673	1,497,115
		3,979,173
Financial Services - 7.6%
Dave, Inc. (a)	6,839	1,190,601
Evercore, Inc. - Class A	9,697	2,894,651

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Financials - 10.4% (Continued)
Financial Services - 7.6% (Continued)
Hamilton Lane, Inc. - Class A	29,947	$2,976,732
Houlihan Lokey, Inc.	33,897	4,868,287
StepStone Group, Inc. - Class A	72,051	3,438,274
StoneX Group, Inc. (a)	84,303	6,799,037
		22,167,582
Insurance - 1.5%
Skyward Specialty Insurance Group, Inc. (a)	102,426	4,473,968

Health Care - 21.2%
Health Care Equipment & Services - 9.9%
Ensign Group, Inc. (The)	31,588	6,364,982
Glaukos Corp. (a)	34,917	3,759,164
Guardant Health, Inc. (a)	65,642	6,063,351
HealthEquity, Inc. (a)	47,776	3,992,640
Option Care Health, Inc. (a)	96,087	2,586,662
PROCEPT BioRobotics Corp. (a)	58,259	1,457,058
RadNet, Inc. (a)	85,249	4,764,567
		28,988,424
Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
Alkermes PLC (Ireland) (a)	125,727	4,445,707
Crinetics Pharmaceuticals, Inc. (a)	50,653	1,839,717
Cytokinetics, Inc. (a)	50,739	3,344,208
Denali Therapeutics, Inc. (a)	144,292	2,770,406
Madrigal Pharmaceuticals, Inc. (a)	8,964	4,692,385
Mirum Pharmaceuticals, Inc. (a)	49,684	4,589,808
Protagonist Therapeutics, Inc. (a)	52,885	5,574,079
PTC Therapeutics, Inc. (a)	41,427	2,822,422
Vaxcyte, Inc. (a)	51,513	2,993,420
		33,072,152
Industrials - 28.5%
Capital Goods - 25.7%
CECO Environmental Corp. (a)	49,240	2,933,719
Construction Partners, Inc. - Class A (a)	38,063	4,229,560
CSW Industrials, Inc.	12,359	3,220,508
ESCO Technologies, Inc.	17,007	4,785,259

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Industrials - 28.5% (Continued)
Capital Goods - 25.7% (Continued)
Everus Construction Group, Inc. (a)	17,353	$2,048,695
FTAI Aviation, Ltd. (Bermuda)	13,009	3,187,205
Griffon Corp.	37,228	2,705,731
IES Holdings, Inc. (a)	11,175	5,324,552
Karman Holdings, Inc. (a)	30,556	2,446,008
Limbach Holdings, Inc. (a)	47,360	3,696,448
Loar Holdings, Inc. (a)	49,017	2,808,184
McGrath RentCorp	20,553	2,266,585
Mercury Systems, Inc. (a)	40,737	2,970,135
Modine Manufacturing Co. (a)	25,374	5,498,799
Moog, Inc. - Class A	11,834	3,463,102
Nextpower, Inc. - Class A (a)	31,865	3,841,326
Primoris Services Corp.	30,115	4,307,650
Simpson Manufacturing Co., Inc.	15,729	2,699,411
Sterling Infrastructure, Inc. (a)	20,999	8,552,263
VSE Corp.	23,514	4,335,982
		75,321,122
Commercial & Professional Services - 1.6%
Casella Waste Systems, Inc. - Class A (a)	60,453	4,796,341

Transportation - 1.2%
Saia, Inc. (a)	9,869	3,466,783

Information Technology - 17.8%
Semiconductors & Semiconductor Equipment - 8.9%
Allegro MicroSystems, Inc. (a)	80,633	2,542,359
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	26,682	2,504,639
Impinj, Inc. (a)	13,283	1,364,164
Lattice Semiconductor Corp. (a)	59,466	5,516,066
MACOM Technology Solutions Holdings, Inc. (a)	17,862	3,966,614
Onto Innovation, Inc. (a)	30,163	6,185,527
Rambus, Inc. (a)	44,450	3,824,034
		25,903,403
Software & Services - 3.8%
Descartes Systems Group, Inc. (The) (Canada) (a)	42,715	3,056,686

SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.2% (Continued)	Shares	Value
Information Technology - 17.8% (Continued)
Software & Services - 3.8% (Continued)
JFrog, Ltd. (a)	55,297	$2,595,088
Procore Technologies, Inc. (a)	63,418	3,614,826
ServiceTitan, Inc. - Class A (a)	30,666	1,946,064
		11,212,664
Technology Hardware & Equipment - 5.1%
Itron, Inc. (a)	23,751	2,128,802
Mirion Technologies, Inc. (a)	313,718	5,832,018
Novanta, Inc. (Canada) (a)	29,178	3,446,213
OSI Systems, Inc. (a)	13,443	3,569,251
		14,976,284
Materials - 4.7%
Materials - 4.7%
Hawkins, Inc.	24,807	3,810,355
Knife River Corp. (a)	23,667	1,932,411
Materion Corp.	40,973	5,926,744
United States Lime & Minerals, Inc.	16,824	2,197,383
		13,866,893
Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Terreno Realty Corp.	61,356	$3,768,485

Investments at Value - 97.2% (Cost $243,009,772)		$284,907,309

Other Assets in Excess of Liabilities - 2.8%		8,114,833

Net Assets - 100.0%		$293,022,142

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Consumer Discretionary - 7.8%
Automobiles & Components - 0.7%
Gentherm, Inc. (a)	26,000	$722,280

Consumer Discretionary Distribution & Retail - 0.4%
Bath & Body Works, Inc.	18,939	353,591

Consumer Durables & Apparel - 3.8%
Capri Holdings, Ltd. (a)	57,136	1,006,736
Columbia Sportswear Co.	8,621	472,517
Gildan Activewear, Inc. (Canada)	24,559	1,366,708
Steven Madden, Ltd.	23,980	813,402
		3,659,363
Consumer Services - 2.9%
Churchill Downs, Inc.	9,735	874,495
Pursuit Attractions and Hospitality, Inc. (a)	19,110	700,000
Texas Roadhouse, Inc.	7,116	1,175,136
		2,749,631
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Casey's General Stores, Inc.	1,241	903,274

Energy - 2.9%
Energy - 2.9%
Chord Energy Corp.	7,199	1,023,554
Matador Resources Co.	27,139	1,714,642
		2,738,196
Financials - 11.0%
Banks - 11.0%
Ameris Bancorp	21,100	1,645,589
Cullen/Frost Bankers, Inc.	11,135	1,526,386
First Bancorp	16,765	944,708
Glacier Bancorp, Inc.	30,919	1,381,152
Seacoast Banking Corp. of Florida	43,056	1,304,166
Southstate Bank Corp.	18,626	1,723,277
United Bankshares, Inc.	23,312	965,583

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Financials - 11.0% (Continued)
Banks - 11.0% (Continued)
United Community Banks, Inc.	33,200	$1,045,468
		10,536,329
Health Care - 13.4%
Health Care Equipment & Services - 7.8%
Chemed Corp.	933	352,431
Encompass Health Corp.	10,899	1,054,260
Ensign Group, Inc. (The)	11,287	2,274,331
Globus Medical, Inc. - Class A (a)	14,575	1,255,782
Insulet Corp. (a)	4,223	886,154
IRhythm Holdings, Inc. (a)	6,514	768,782
LeMaitre Vascular, Inc.	8,315	907,749
		7,499,489
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Azenta, Inc. (a)	30,817	651,163
Bio-Techne Corp.	21,316	1,113,974
Halozyme Therapeutics, Inc. (a)	14,743	952,840
Repligen Corp. (a)	7,782	916,875
Veracyte, Inc. (a)	30,456	980,988
Vericel Corp. (a)	21,939	705,778
		5,321,618
Industrials - 29.4%
Capital Goods - 25.8%
AAR Corp. (a)	6,698	733,163
Applied Industrial Technologies, Inc.	6,266	1,662,495
Columbus McKinnon Corp.	14,591	212,007
Crane Co.	6,794	1,161,774
Enpro, Inc.	9,486	2,377,666
Flowserve Corp.	24,422	1,795,261
Griffon Corp.	12,551	912,207
ITT, Inc.	8,500	1,619,505
Modine Manufacturing Co. (a)	4,681	1,014,420
Moog, Inc. - Class A	6,265	1,833,390
RBC Bearings, Inc. (a)	5,630	3,057,766
Regal Rexnord Corp.	3,866	723,947
Rush Enterprises, Inc. - Class A	19,080	1,261,379

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Industrials - 29.4% (Continued)
Capital Goods - 25.8% (Continued)
Simpson Manufacturing Co., Inc.	5,592	$959,699
SPX Technologies, Inc. (a)	4,464	892,532
Standex International Corp.	5,030	1,281,946
Terex Corp.	14,315	846,016
UFP Industries, Inc.	6,507	599,425
Valmont Industries, Inc.	4,197	1,676,995
		24,621,593
Commercial & Professional Services - 2.4%
CACI International, Inc. - Class A (a)	2,032	1,105,144
Casella Waste Systems, Inc. - Class A (a)	15,199	1,205,888
		2,311,032
Transportation - 1.2%
Allegiant Travel Co. (a)	5,849	474,003
Hub Group, Inc. - Class A	18,765	676,291
		1,150,294
Information Technology - 18.5%
Semiconductors & Semiconductor Equipment - 7.3%
Allegro MicroSystems, Inc. (a)	26,041	821,073
Cohu, Inc. (a)	27,375	838,223
Lattice Semiconductor Corp. (a)	15,686	1,455,033
MACOM Technology Solutions Holdings, Inc. (a)	8,606	1,911,134
Onto Innovation, Inc. (a)	5,554	1,138,959
Universal Display Corp.	9,080	832,273
		6,996,695
Software & Services - 5.2%
ACI Worldwide, Inc. (a)	25,028	1,026,398
Agilysys, Inc. (a)	17,311	1,231,505
Descartes Systems Group, Inc. (The) (Canada) (a)	19,470	1,393,273
PAR Technology Corp. (a)	21,543	287,168
Procore Technologies, Inc. (a)	18,201	1,037,457
		4,975,801
Technology Hardware & Equipment - 6.0%
Advanced Energy Industries, Inc.	4,628	1,493,502
Badger Meter, Inc.	5,092	775,766
Benchmark Electronics, Inc.	17,137	960,700

SEGALL BRYANT & HAMILL SMALL CAP CORE FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 94.8% (Continued)	Shares	Value
Information Technology - 18.5% (Continued)
Technology Hardware & Equipment - 6.0% (Continued)
Crane NXT Co.	18,085	$734,070
Littelfuse, Inc.	5,078	1,723,220
		5,687,258
Materials - 8.6%
Materials - 8.6%
AptarGroup, Inc.	5,630	709,493
Eagle Materials, Inc.	5,522	1,046,143
Element Solutions, Inc.	49,918	1,704,200
Ingevity Corp. (a)	22,086	1,573,186
James Hardie Industries PLC ADR (Ireland) (a)	25,229	477,837
Materion Corp.	11,900	1,721,335
Silgan Holdings, Inc.	25,559	991,689
		8,223,883
Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
First Industrial Realty Trust, Inc.	18,800	1,087,580
STAG Industrial, Inc.	29,000	1,045,740
		2,133,320

Investments at Value - 94.8% (Cost $70,072,148)		$90,583,647

Other Assets in Excess of Liabilities - 5.2%		4,963,704

Net Assets - 100.0%		$95,547,351

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL ALL CAP FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Communication Services - 6.5%
Media & Entertainment - 6.5%
Alphabet, Inc. - Class C	7,435	$2,132,804
Meta Platforms, Inc. - Class A	1,775	1,015,531
		3,148,335
Consumer Discretionary - 11.3%
Consumer Discretionary Distribution & Retail - 8.7%
Amazon.com, Inc. (a)	8,102	1,687,403
Home Depot, Inc. (The)	1,722	566,349
O'Reilly Automotive, Inc. (a)	11,009	1,016,241
TJX Cos., Inc. (The)	6,043	965,067
		4,235,060
Consumer Services - 2.6%
InterContinental Hotels Group PLC ADR (United Kingdom)	5,024	670,503
Starbucks Corp.	6,515	583,679
		1,254,182
Consumer Staples – 3.9%
Consumer Staples Distribution & Retail - 1.3%
Costco Wholesale Corp.	632	629,743

Food, Beverage & Tobacco - 1.1%
Mondelez International, Inc. - Class A	9,545	550,174

Household & Personal Products - 1.5%
Church & Dwight Co., Inc.	8,031	749,453

Energy - 5.1%
Energy - 5.1%
Chevron Corp.	5,362	1,109,398
Suncor Energy, Inc. (Canada)	21,095	1,394,590
		2,503,988
Financials - 13.2%
Banks - 3.3%
JPMorgan Chase & Co.	5,435	1,598,760

SEGALL BRYANT & HAMILL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Financials - 13.2% (Continued)
Financial Services - 5.0%
Berkshire Hathaway, Inc. - Class B (a)	1,381	$661,775
Nasdaq, Inc.	6,526	553,992
Visa, Inc. - Class A	4,076	1,231,930
		2,447,697
Insurance - 4.9%
Globe Life, Inc.	8,228	1,145,091
Reinsurance Group of America, Inc.	6,078	1,240,884
		2,385,975
Health Care - 12.8%
Health Care Equipment & Services - 7.7%
Boston Scientific Corp. (a)	9,141	573,598
IDEXX Laboratories, Inc. (a)	1,243	698,429
Intuitive Surgical, Inc. (a)	1,181	544,429
McKesson Corp.	1,582	1,369,000
STERIS PLC (Ireland)	2,609	576,928
		3,762,384
Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
Bio-Techne Corp.	9,280	484,973
Eli Lilly & Co.	883	812,157
Repligen Corp. (a)	3,810	448,894
Thermo Fisher Scientific, Inc.	1,513	743,685
		2,489,709
Industrials - 15.6%
Capital Goods - 12.2%
3M Co.	3,358	487,682
ATI, Inc. (a)	12,720	1,850,251
Dover Corp.	3,167	660,161
Quanta Services, Inc.	2,478	1,360,472
RTX Corp.	5,732	1,105,703
Trane Technologies PLC (Ireland)	1,140	475,084
		5,939,353
Commercial & Professional Services - 3.4%
CACI International, Inc. - Class A (a)	1,278	695,066
Cintas Corp.	2,579	436,212

SEGALL BRYANT & HAMILL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Industrials - 15.6% (Continued)
Commercial & Professional Services - 3.4% (Continued)
Republic Services, Inc.	2,369	$518,858
		1,650,136
Information Technology - 28.2%
Semiconductors & Semiconductor Equipment - 12.5%
Analog Devices, Inc.	3,016	959,510
MACOM Technology Solutions Holdings, Inc. (a)	4,009	890,278
Marvell Technology, Inc.	8,876	879,168
Monolithic Power Systems, Inc.	1,191	1,302,180
NVIDIA Corp.	11,787	2,055,653
		6,086,789
Software & Services - 7.4%
Cadence Design Systems, Inc. (a)	2,611	725,519
Microsoft Corp.	4,953	1,833,452
Palo Alto Networks, Inc. (a)	6,738	1,080,236
		3,639,207
Technology Hardware & Equipment - 8.3%
Amphenol Corp. - Class A	5,261	664,727
Apple, Inc.	4,650	1,180,124
Arista Networks, Inc. (a)	8,851	1,086,726
Motorola Solutions, Inc.	2,600	1,128,322
		4,059,899
Materials - 1.2%
Materials - 1.2%
Avery Dennison Corp.	3,568	616,122

SEGALL BRYANT & HAMILL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 99.2% (Continued)	Shares	Value
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A (a)	4,973	$673,643

Investments at Value - 99.2% (Cost $26,703,344)		$48,420,609

Other Assets in Excess of Liabilities - 0.8%		369,832

Net Assets - 100.0%		$48,790,441

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 7.7%
Media & Entertainment - 4.7%
37 Interactive Entertainment Network Technology (China)	272,300	$857,908
Grupo Televisa S.A.B. ADR (Mexico)	112,900	328,539
Innocean Worldwide, Inc. (South Korea)	5,232	62,631
Megacable Holdings S.A.B. de C.V. (Mexico) (a)	14,900	51,595
Taiwan Optical Platform Co., Ltd. (Taiwan)	20,000	47,898
Tencent Holdings, Ltd. (China)	45,300	2,857,259
Zee Entertainment Enterprises, Ltd. (India)	24,187	18,872
		4,224,702
Telecommunication Services - 3.0%
Almendral S.A. (Chile)	1,334,327	36,381
Axtel S.A.B. de C.V. (Mexico)	11,409	1,579
China Tower Corp., Ltd. - H Shares (China) (b)	392,000	536,002
Empresa Nacional de Telecomunicaciones S.A. (Chile)	9,474	37,456
Etihad Etisalat Co. (Saudi Arabia)	32,900	572,858
Indosat Tbk P.T. (Indonesia)	401,100	49,530
Indus Towers, Ltd. (India) (a)	97,471	440,794
LG Uplus Corp. (South Korea)	29,898	316,616
Mobile Telecommunications Co. KSCP (Kuwait)	90,462	167,468
Ooredoo Q.P.S.C. (Qatar)	43,679	149,006
Telkom S.A. SOC, Ltd. (South Africa)	93,115	323,631
Turk Telekomunikasyon A.S. (Turkey) (a)	24,394	31,980
		2,663,301
Consumer Discretionary - 10.2%
Automobiles & Components - 3.8%
Apollo Tyres, Ltd. (India)	27,645	122,874
Astra Otoparts Tbk P.T. (Indonesia)	268,800	41,271
Automotive Axles, Ltd. (India)	4,786	79,885
Brilliance China Automotive Holdings, Ltd. (China)	184,000	65,815
CEAT, Ltd. (India)	5,239	183,633
FIEM Industries, Ltd. (India)	4,505	93,448
Geely Automobile Holdings, Ltd. (China)	243,000	648,332
Hankook & Co., Ltd. (South Korea)	3,723	62,310
Hankook Tire & Technology Co., Ltd. (South Korea)	2,391	89,624
Hero MotoCorp, Ltd. (India)	7,767	426,475

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 10.2% (Continued)
Automobiles & Components - 3.8% (Continued)
Hu Lane Associate, Inc. (Taiwan)	6,300	$21,666
Huayu Automotive Systems Co., Ltd. - Class A (China)	187,600	526,198
Hyundai Wia Corp. (South Korea)	1,226	65,890
JK Tyre & Industries, Ltd. (India)	48,308	199,246
Kia Corp. (South Korea)	3,496	351,477
Minth Group, Ltd. (China)	10,000	41,777
Nexen Tire Corp. (South Korea)	16,289	79,388
SL Corp. (South Korea)	1,287	49,936
SNT Holdings Co., Ltd. (South Korea)	2,817	111,903
Thai Stanley Electric PCL (Thailand)	17,267	104,525
Yadea Group Holdings, Ltd. (China) (b)	40,000	68,016
		3,433,689
Consumer Discretionary Distribution & Retail - 3.7%
Alibaba Group Holding, Ltd. ADR (China)	11,770	1,476,664
Autohellas S.A. (Greece)	6,278	78,802
Bermaz Auto Bhd (Malaysia)	192,700	42,301
Chow Tai Fook Jewellery Group, Ltd. (China)	49,600	69,719
Far Eastern Department Stores, Ltd. (Taiwan)	62,000	44,528
Hyundai Home Shopping Network Corp. (South Korea)	1,318	70,696
Lewis Group, Ltd. (South Africa)	27,681	130,316
Organizacion Terpel S.A. (Colombia)	12,336	58,950
Oriental Holdings Bhd (Malaysia)	21,500	37,966
PDD Holdings, Inc. ADR (China) (a)	2,850	291,213
Pop Mart International Group, Ltd. (China) (b)	6,000	111,623
Super Group, Ltd. (South Africa)	106,957	107,729
Test Rite International Co., Ltd. (Taiwan)	67,000	42,051
Vipshop Holdings, Ltd. ADR (China)	49,400	776,568
		3,339,126
Consumer Durables & Apparel - 2.3%
361 Degrees International, Ltd. (China)	602,000	483,990
Bosideng International Holdings, Ltd. (China)	80,000	41,179
China Dongxiang Group Co., Ltd. (China)	1,420,000	75,856
Cuckoo Holdings Co., Ltd. (South Korea)	3,625	67,139
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	9,500	50,255

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Discretionary - 10.2% (Continued)
Consumer Durables & Apparel - 2.3% (Continued)
F&F Holdings Co., Ltd. (South Korea)	5,997	$72,079
Guararapes Confeccoes S.A. (Brazil)	46,800	84,392
Haier Smart Home Co., Ltd. - H Shares (China)	67,800	181,638
Hisense Home Appliances Group Co., Ltd. - H Shares (China)	16,000	40,847
Li Ning Co., Ltd. (China)	42,000	116,042
Pou Chen Corp. (Taiwan)	88,000	79,066
TCL Electronics Holdings, Ltd. (China)	258,000	424,129
Topkey Corp. (Taiwan)	6,000	28,229
Vaibhav Global, Ltd. (India)	16,638	31,653
VRG S.A. (Poland)	67,538	84,467
Xtep International Holdings, Ltd. (China)	176,500	101,233
Youngone Corp. (South Korea)	1,241	67,343
		2,029,537
Consumer Services - 0.4%
Cogna Educacao S.A. (Brazil)	168,080	103,193
DoubleUGames Co., Ltd. (South Korea)	2,108	71,090
New Oriental Education & Technology Group, Inc. (China) (c)	21,900	124,051
Tongcheng Travel Holdings, Ltd. (China) (b)	27,200	62,932
YDUQS Participacoes S.A. (Brazil)	14,600	34,135
		395,401
Consumer Staples - 3.4%
Consumer Staples Distribution & Retail - 0.2%
Almacenes Exito S.A. (Colombia)	41,882	50,377
GS Retail Co., Ltd. (South Korea)	3,656	54,956
Robinsons Retail Holdings, Inc. (Philippines)	102,000	77,811
		183,144
Food, Beverage & Tobacco - 3.0%
China Foods, Ltd. (China)	136,000	64,880
China Resources Beer Holdings Co., Ltd. (China)	16,000	52,953
Dongwon Industries Co., Ltd. (South Korea)	2,528	65,734
GFPT Public Co., Ltd. (Thailand)	239,600	69,761
Great Wall Enterprise Co., Ltd. (Taiwan)	26,000	44,381
Grupo Herdez S.A.B. de C.V. (Mexico) (a)	52,425	248,143
Hey Song Corp. (Taiwan)	50,000	56,335
Indofood Sukses Makmur Tbk P.T. (Indonesia)	142,600	53,193

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Consumer Staples - 3.4% (Continued)
Food, Beverage & Tobacco - 3.0% (Continued)
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	403,100	$56,329
JBS N.V. - Class A (Brazil)	16,800	301,728
KRBL, Ltd. (India)	130,856	397,144
Minerva S.A. (Brazil)	221,100	181,420
Namchow Holdings Co., Ltd. (Taiwan)	42,000	48,162
Orion Holdings Corp. (South Korea)	3,288	51,888
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	455,300	38,569
Salim Ivomas Pratama Tbk P.T. (Indonesia)	1,466,400	55,370
Samyang Holdings Corp. (South Korea)	1,645	74,505
Sarawak Oil Palms Bhd (Malaysia)	48,400	56,182
Sinar Mas Agro Resources & Technology Tbk P.T. (Indonesia)	95,700	28,712
Ta Ann Holdings Bhd (Malaysia)	47,800	64,148
Thai Vegetable Oil PCL (Thailand)	125,100	96,045
Thaifoods Group PCL (Thailand)	793,500	210,784
Tingyi Caymen Islands Holding Corp. (China)	230,000	384,003
Ulker Biskuvi Sanayi A.S. (Turkey)	18,063	47,914
		2,748,283
Household & Personal Products - 0.2%
Bajaj Consumer Care, Ltd. (India) (a)	12,187	45,702
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	26,800	63,463
TCI Co., Ltd (Taiwan)	12,000	47,787
		156,952
Energy - 4.0%
Energy - 4.0%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	2
Adaro Andalan Indonesia P.T. (Indonesia)	73,547	48,782
Bharat Petroleum Corp., Ltd. (India)	44,273	134,840
Chennai Petroleum Corp., Ltd. (India)	5,305	55,695
China Coal Energy Co., Ltd. - H Shares (China)	85,000	143,260
China Oilfield Services, Ltd. - H Shares (China)	58,000	66,458
China Shenhua Energy Co., Ltd. - H Shares (China)	52,000	307,805
China Suntien Green Energy Corp., Ltd. - H Shares (China)	72,000	35,904
Coal India, Ltd. (India)	71,469	347,101

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Energy - 4.0% (Continued)
Energy - 4.0% (Continued)
Gazprom PJSC (Russia) *(a)(d)	101,150	$0
Hindustan Petroleum Corp., Ltd. (India)	33,106	119,842
Indian Oil Corp., Ltd. (India)	96,330	139,688
LUKOIL PJSC ADR (Russia) *(a)(d)	2,253	0
MOL Hungarian Oil & Gas PLC (Hungary)	4,218	50,546
Motor Oil (Hellas) Corinth Refineries S.A. (Greece)	1,403	61,783
Oil & Natural Gas Corp., Ltd. (India)	67,381	206,208
ORLEN S.A. (Poland)	8,557	310,080
PetroChina Co., Ltd. - H Shares (China)	300,000	411,570
Petroleo Brasileiro S.A. ADR (Brazil)	20,700	429,525
PTT Exploration & Production PCL (Thailand)	44,100	215,195
Rosneft Oil Co. PJSC (Russia) *(a)(d)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (c)	16,125	116,715
Thai Oil PCL (Thailand)	40,000	59,959
Turkiye Petrol Rafinerileri A.S. (Turkey)	13,500	78,426
Velesto Energy Bhd (Malaysia)	854,400	72,210
Yankuang Energy Group Co., Ltd. - H Shares (China)	96,000	178,748
		3,590,342
Financials - 20.7%
Banks - 15.1%
Absa Group, Ltd. (South Africa)	42,367	610,413
Agricultural Bank of China, Ltd. - H Shares (China)	358,000	256,086
Albaraka Turk Katilim Bankasi A.S. (Turkey)	184,875	33,526
Alior Bank S.A. (Poland)	2,317	69,414
Banco Bradesco S.A. ADR (Brazil)	43,800	159,870
Banco Bradesco S.A. (Brazil)	154,900	499,730
Banco Itau Chile S.A. (Chile)	3,640	75,484
Bank CIMB Niaga Tbk P.T. (Indonesia)	419,700	43,643
Bank of Ayudhya PCL (Thailand)	97,000	75,960
Bank of Baroda (India)	105,269	281,895
Bank of Changsha Co., Ltd. - Class A (China)	33,900	47,486
Bank of China, Ltd. - H Shares (China)	1,527,000	975,072

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 20.7% (Continued)
Banks - 15.1% (Continued)
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	$45,690
Bank of India (India)	82,260	122,242
Bank of Jiangsu Co., Ltd. - Class A (China)	67,600	107,015
Bank of Maharashtra (India)	163,906	109,747
Bank of Ningbo Co., Ltd. - Class A (China)	13,000	57,386
Bank of Suzhou Co., Ltd. - Class A (China)	39,700	48,199
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	1,194,500	56,918
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	4,432,500	148,628
Bank Polska Kasa Opieki S.A. (Poland)	3,893	230,693
Bank Saint Petersburg PJSC (Russia) *(a)(d)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	657,500	49,060
Banque Saudi Fransi (Saudi Arabia)	39,641	211,433
BNK Financial Group, Inc. (South Korea)	4,570	56,438
BNPP Bank Polska S.A. (Poland)	3,777	148,654
Canara Bank (India)	219,140	293,271
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	173,213
China Construction Bank Corp. - H Shares (China)	1,026,000	1,107,305
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	114,025
China Zheshang Bank Co., Ltd. - Class A (China)	200,200	87,314
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	58,019
City Union Bank, Ltd. (India)	33,384	87,002
Commercial Bank P.S.Q.C. (The) (Qatar)	155,582	182,314
CTBC Financial Holding Co., Ltd. (Taiwan)	195,000	317,166
DCB Bank, Ltd. (India)	53,153	91,497
East West Banking Corp. (Philippines)	316,400	67,802
Emirates NBD Bank PJSC (United Arab Emirates)	69,164	521,047
Faisal Islamic Bank of Egypt (Egypt)	49,046	29,838
Grupo Cibest S.A. ADR (Colombia)	2,300	167,463
Hana Financial Group, Inc. (South Korea)	2,720	201,906
HDFC Bank, Ltd. ADR (India)	6,600	164,208
Hong Leong Financial Group Bhd (Malaysia)	25,200	117,984
Housing & Development Bank (Egypt)	32,964	99,569
Huaxia Bank Co., Ltd. - Class A (China)	92,200	98,019
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	44,400

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 20.7% (Continued)
Banks - 15.1% (Continued)
IDBI Bank, Ltd. (India)	118,589	$78,945
iM Financial Group Co., Ltd. (South Korea)	4,574	52,435
Indian Bank (India)	41,510	378,605
Intercorp Financial Services, Inc. (Peru)	1,100	55,220
Jammu & Kashmir Bank, Ltd. (The) (India)	68,198	81,112
Karnataka Bank, Ltd. (The) (India)	35,155	84,712
Karur Vysya Bank, Ltd. (The) (India)	103,558	323,926
National Commercial Bank (Saudi Arabia)	23,592	266,286
Philippine National Bank (Philippines)	101,600	94,366
Ping An Bank Co., Ltd. - Class A (China)	33,000	53,208
Piraeus Bank S.A. (Greece)	34,084	280,023
Punjab National Bank (India)	118,787	129,274
Qatar National Bank QPSC (Qatar)	69,753	326,491
Qatar National Bank S.A.E. (Egypt)	85,141	64,020
Regional S.A.B. de C.V. (Mexico)	20,000	171,867
Riyad Bank (Saudi Arabia)	60,834	481,818
Saudi Awwal Bank (Saudi Arabia)	52,101	520,655
Saudi Investment Bank (The) (Saudi Arabia)	29,500	104,555
Sberbank of Russia PJSC (Russia) *(a)(d)	19,830	0
Shanghai Commercial & Savings Bank, Ltd. (The) (Taiwan)	73,000	89,556
Shanghai Rural Commercial Bank Co., Ltd. - Class A (China)	33,800	44,639
South Indian Bank, Ltd. (The) (India)	226,048	83,786
State Bank of India (India)	29,656	314,176
TS Financial Holding Co., Ltd. (Taiwan)	405,000	298,145
Union Bank of India, Ltd. (India)	102,542	182,629
VTB Bank PJSC (Russia) *(a)(d)	67,952	0
Warba Bank KSCP (Kuwait)	314,306	300,418
Woori Financial Group, Inc. (South Korea)	6,783	151,416
		13,556,327
Financial Services - 2.4%
AEON Credit Service M Bhd (Malaysia)	41,900	55,984
Can Fin Homes, Ltd. (India)	8,988	77,335
Chailease Holding Co., Ltd. (Taiwan)	44,965	155,955
China Galaxy Securities Co., Ltd. - H Shares (China)	63,500	64,735
Daou Data Corp. (South Korea)	2,541	38,831

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 20.7% (Continued)
Financial Services - 2.4% (Continued)
Daou Technology, Inc. (South Korea)	2,035	$60,241
DB Securities Co., Ltd. (South Korea)	8,393	69,202
Gentera S.A.B. de C.V. (Mexico)	128,400	363,019
IIFL Finance, Ltd. (India)	13,854	64,808
Inversiones La Construccion S.A. (Chile)	2,626	54,880
JM Financial, Ltd. (India)	57,572	70,050
Korea Investment Holdings Co., Ltd. (South Korea)	1,333	189,372
KRUK S.A. (Poland)	664	80,907
Kyobo Securities Co., Ltd. (South Korea)	5,503	43,571
LIC Housing Finance, Ltd. (India)	16,064	85,909
Maharashtra Scooters, Ltd. (India)	632	75,793
Muthoot Finance, Ltd. (India)	3,924	133,857
Power Finance Corp., Ltd. (India)	10,763	44,193
Qifu Technology, Inc. ADR (China)	1,900	24,529
REC, Ltd. (India)	84,235	278,664
Samsung Securities Co., Ltd. (South Korea)	804	51,752
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	101,252	25,437
Yuanta Securities Korea Co., Ltd. (South Korea)	15,541	47,070
		2,156,094
Insurance - 3.2%
Allianz Malaysia Bhd (Malaysia)	33,296	168,413
Anadolu Anonim Turk Sigorta Sirketi (Turkey)	89,817	55,094
Cathay Financial Holding Co., Ltd. (Taiwan)	140,000	313,282
China Life Insurance Co., Ltd. - H Shares (China)	92,000	293,510
China Pacific Insurance Co., Ltd. - H Shares (China)	33,400	136,797
DB Insurance Co., Ltd. (South Korea)	662	75,611
Fubon Financial Holdings Co., Ltd. (Taiwan)	101,000	276,743
Hanwha General Insurance Co., Ltd. (South Korea) (a)	17,418	75,820
KGI Financial Holding Co., Ltd. (Taiwan)	233,680	143,666
MNRB Holdings Bhd (Malaysia)	89,300	49,403
Momentum Metropolitan Holdings (South Africa)	101,936	219,159
New China Life Insurance Co., Ltd. - A Class (China)	8,200	74,094
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	107,760
Old Mutual, Ltd. (South Africa)	111,312	90,798
People's Insurance Co. Group of China, Ltd. (The) - Class A (China)	67,200	71,597

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Financials - 20.7% (Continued)
Insurance - 3.2% (Continued)
People's Insurance Co. Group of China, Ltd. (The) - H Shares (China)	181,000	$126,057
PICC Property & Casualty Co., Ltd. - H Shares (China)	98,000	180,401
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	8,500	65,360
Powszechny Zaklad Ubezpieczen S.A. (Poland)	12,575	218,909
Syarikat Takaful Malaysia Keluarga Bhd (Malaysia)	72,900	59,757
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	42,000	61,637
Wiz Co. Participacoes e Correragem de Seguros S.A. (Brazil)	27,400	47,557
		2,911,425
Health Care - 2.7%
Health Care Equipment & Services - 0.7%
Diagnosticos da America S.A. (Brazil) (a)	64,300	35,381
Genertec Universal Medical Group Co., Ltd. (China) (b)	255,500	189,527
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - H Shares (China)	88,000	189,621
Life Healthcare Group Hooldings, Ltd. (South Africa)	64,444	43,996
TaiDoc Technology Corp. (Taiwan)	12,000	45,644
United Orthopedic Corp. (China)	44,000	136,830
		640,999
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Dong-A Socio Holdings Co., Ltd. (South Korea)	114	7,170
Green Cross Holdings Corp. (South Korea)	26,302	237,394
Livzon Pharmaceutical Group, Inc. - H Shares (China)	95,100	332,566
Lotus Pharmaceutical Co., Ltd. (Taiwan)	6,000	39,670
Pfizer, Ltd. (India)	914	46,582
Shandong Xinhua Pharmaceutical Co., Ltd. - H Shares (China)	233,488	189,685
Shanghai Haohai Biological Technology Co., Ltd. - H Shares (China) (b)	45,500	129,085
Strides Pharma Science, Ltd. (India)	55,860	568,266
TTY Biopharm Co., Ltd. (China)	19,000	43,693
WuXi AppTec Co., Ltd. - Class A (China)	15,400	223,734
		1,817,845
Industrials - 7.2%
Capital Goods - 4.4%
Astra International Tbk P.T. (Indonesia)	502,400	185,419

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Capital Goods - 4.4% (Continued)
Balmer Lawrie & Co., Ltd. (India)	95,386	$153,560
BOC Aviation, Ltd. (China) (b)	13,600	135,728
CITIC Resources Holdings, Ltd. (China)	852,000	56,503
CITIC, Ltd. (China)	37,000	56,347
Ellaktor S.A. (Greece)	58,394	80,990
Far Eastern New Century Corp. (Taiwan)	48,000	39,978
FSP Technology, Inc. (Taiwan)	47,000	75,136
Goldwind Science & Technology Co., Ltd. (China)	27,200	49,835
GS Holdings Corp. (South Korea)	3,363	148,009
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (South Korea)	1,168	275,656
Hyundai GF Holdings (South Korea)	24,923	234,147
Jamna Auto Industries, Ltd. (India)	88,431	107,195
Korea Electric Terminal Co., Ltd. (South Korea)	1,388	72,259
Leoch Energy, Inc. (China) (d)	241,000	38,875
Leoch International Technology, Ltd. (China)	241,000	16,403
LG Balakrishnan & Bros, Ltd. (India)	4,654	81,723
Lonking Holdings, Ltd. (China)	147,000	56,276
Lotte Corp. (South Korea)	6,806	128,653
LT Group, Inc. (Philippines)	386,000	93,437
LX Hausys, Ltd. (South Korea)	1,809	34,057
LX International Corp. (South Korea)	2,630	77,936
Nava, Ltd. (India)	16,911	97,077
Samsung E&A Co., Ltd. (South Korea)	9,004	225,216
Sime Darby Bhd (Malaysia)	88,500	49,777
SK Square Co., Ltd. (South Korea) (a)	1,979	663,509
SK, Inc. (South Korea)	1,003	209,982
Swaraj Engines, Ltd. (India)	3,026	108,365
Vitzrocell Co., Ltd. (South Korea)	14,094	345,041
ZMJ Group Co., Ltd. - H Shares (China)	20,000	46,632
		3,943,721
Commercial & Professional Services - 0.1%
eClerx Services, Ltd. (India)	5,210	78,191
NICE Information Service Co., Ltd. (South Korea)	1,102	11,829

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Industrials - 7.2% (Continued)
Commercial & Professional Services - 0.1% (Continued)
Tianjin Capital Environmental Protection Group Co., Ltd. - H Shares (China)	86,000	$46,038
		136,058
Transportation - 2.7%
Aegean Airlines S.A. (Greece)	4,362	59,491
Anhui Expressway Co., Ltd. - H Shares (China)	44,000	83,331
Cebu Air, Inc. (Philippines) (a)	91,800	43,276
China Airlines, Ltd. (Taiwan)	47,000	26,673
Chinese Maritime Transport, Ltd. (Taiwan)	33,000	56,235
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	62,800	137,307
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	130,446
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	124,200	201,903
Eva Airways Corp. (Taiwan)	103,000	111,070
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	133,842
Gujarat Pipavav Port, Ltd. (India)	62,274	94,965
Latam Airlines Group S.A. ADR (Chile)	6,100	301,584
Qingdao Port International Co., Ltd. - H Shares (China) (b)	44,000	38,215
Shipping Corp. of India, Ltd. (India)	54,359	129,076
Sichuan Expressway Co., Ltd. - H Shares (China)	92,000	64,909
Sinotrans, Ltd. - H Shares (China)	109,000	66,278
Taiwan Navigation Co., Ltd. (Taiwan)	61,000	57,576
Thai Airways International PCL (Thailand)	233,600	44,582
Tianjin Port Development Holdings, Ltd. (China)	210,471	18,078
Turk Hava Yollari AO (Turkey)	22,100	146,732
VRL Logistics, Ltd. (India)	44,689	113,278
YTO Express Group Co., Ltd. - Class A (China)	44,800	131,761
Yuexiu Transport Infrastructure, Ltd. (China)	122,000	60,700
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	40,591
ZTO Express, Inc. (China) (c)	5,100	125,529
		2,417,428
Information Technology - 31.3%
Semiconductors & Semiconductor Equipment - 17.7%
ADATA Technology Co., Ltd. (Taiwan)	4,000	44,417
ChipMOS Technologies, Inc. (Taiwan)	52,000	91,003

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 31.3% (Continued)
Semiconductors & Semiconductor Equipment - 17.7% (Continued)
Elite Semiconductor Microelectronics Technology, Inc. (Taiwan)	18,000	$89,285
Global Mixed Mode Technology, Inc. (Taiwan)	21,000	151,647
Nanya Technology Corp. (Taiwan)	45,000	300,203
Phison Electronics Corp. (Taiwan)	1,000	49,776
Powertech Technology, Inc. (Taiwan)	8,000	49,020
Sino-American Silicon Products, Inc. (Taiwan)	13,000	45,209
SK Hynix, Inc. (South Korea)	5,244	3,029,684
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	32,180	10,875,231
United Microelectronics Corp. (Taiwan)	348,000	624,352
Waaree Energies, Ltd. (India)	6,789	226,109
Windbond Electronics Corp. (Taiwan)	123,000	373,767
		15,949,703
Software & Services - 1.1%
Altron, Ltd. - Class A (South Africa)	38,530	45,599
Infosys, Ltd. ADR (India)	46,600	629,566
Tech Mahindra, Ltd. (India)	8,206	123,821
Wipro, Ltd. ADR (India)	90,100	191,012
		989,998
Technology Hardware & Equipment - 12.5%
ASROCK, Inc. (Taiwan)	11,000	71,897
Catcher Technology Co., Ltd. (Taiwan)	13,000	77,044
Chang Wah Electromaterials, Inc. (Taiwan)	106,000	144,305
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	42,000	45,936
Clevo Co. (Taiwan)	73,000	86,476
Ennoconn Corp. (Taiwan)	11,000	95,507
Genius Electronic Optical Co. (Taiwan)	10,000	140,031
Holy Stone Enterprise Co., Ltd. (Taiwan)	14,000	62,896
Hon Hai Precision Industry Co., Ltd. (Taiwan)	183,000	1,119,582
Innodisk Corp. (Taiwan)	2,000	55,020
Kingboard Holdings, Ltd. (China)	97,500	412,674
Lenovo Group, Ltd. (China)	430,000	517,181
Mitac Holdings Corp. (Taiwan)	54,000	129,398
Netronix, Inc. (Taiwan)	41,000	124,762
Posiflex Technology, Inc. (Taiwan)	25,000	133,841

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Information Technology - 31.3% (Continued)
Technology Hardware & Equipment - 12.5% (Continued)
Q Technology Group Co., Ltd. (China)	436,000	$415,308
Samsung Electronics Co., Ltd. (South Korea)	43,433	5,172,903
Simplo Technology Co., Ltd. (Taiwan)	11,000	115,864
Sunrex Technology Corp. (Taiwan)	110,649	140,054
Synnex Technology International Corp. (Taiwan)	22,000	53,033
Taiwan PCB Techvest Co., Ltd. (Taiwan)	42,000	42,777
TPK Holding Co., Ltd. (Taiwan)	71,000	98,993
Tripod Technology Corp. (Taiwan)	15,000	163,983
Wah Lee Industrial Corp. (Taiwan)	12,000	44,844
Wasion Holdings, Ltd. (China)	120,000	435,651
Weikeng Industrial Co., Ltd. (Taiwan)	141,000	143,443
Wistron Corp. (Taiwan)	124,000	493,517
Wiwynn Corp. (Taiwan)	4,000	430,788
WT Microelectronics Co., Ltd. (Taiwan)	34,000	235,844
		11,203,552
Materials - 7.0%
Materials - 7.0%
Aluminum Corp of China, Ltd. - H Shares (China)	188,900	318,148
Aluminum Corp. of China, Ltd. - Class A (China)	112,000	163,857
Aneka Tambang Tbk P.T. (Indonesia)	273,600	57,239
Arabian Cement Co. (Egypt)	79,154	75,248
Boryszew S.A. (Poland)	49,667	64,551
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	43,540
China Hongqiao Group, Ltd. (China)	81,000	365,904
China Lumena New Materials Corp. (China) (a)(d)	1,700	0
CMOC Group, Ltd. - Class A (China)	24,900	63,588
CMOC Group, Ltd. - H Shares (China)	27,000	56,787
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	67,985
Dongyue Group, Ltd. (China)	30,000	41,894
Fufeng Group, Ltd. (China)	44,000	39,283
Gold Fields, Ltd. ADR (South Africa)	9,500	431,300
Hanil Holdings Co., Ltd. (South Korea)	7,551	87,555
Harmony Gold Mining Co., Ltd. ADR (South Africa)	21,800	335,066
Hindalco Industries, Ltd. (India)	18,404	176,788
Hindustan Zinc, Ltd. (India)	19,234	105,364

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Materials - 7.0% (Continued)
Materials - 7.0% (Continued)
Hume Cement Industries Bhd (Malaysia)	60,900	$48,130
Impala Platinum Holdings, Ltd. (South Africa)	10,891	154,922
Industrias Penoles S.A.B. de C.V. (Mexico) (a)	7,000	312,063
Jaya Tiasa Holdings Bhd (Malaysia)	199,800	59,900
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(d)	194,390	0
Malayan Cement Bhd (Malaysia)	26,200	39,148
Mineros S.A. (Brazil)	10,886	39,104
Minsur S.A. (Colombia)	25,950	47,453
National Aluminium Co., Ltd. (India)	22,172	92,977
Nexa Resources Peru S.A. (Peru)	78,596	78,598
Nickel Asia Corp. (Philippines)	851,000	59,705
NMDC, Ltd. (India)	452,568	374,122
Novolipetsk Steel PJSC (Russia) *(a)(d)	2,870	0
SABIC Agri-Nutrients Co. (Saudi Arabia)	6,167	236,799
SeAH Holdings Corp. (South Korea)	517	52,383
Sharda Cropchem, Ltd. (India)	4,327	40,878
Shinkong Synthetic Fibers Corp. (Taiwan)	101,000	49,691
Sibanye-Stillwater, Ltd. ADR (South Africa)	26,800	330,176
Sinofert Holdings, Ltd. (China)	228,000	44,604
Steel Authority of India, Ltd. (India)	36,367	59,981
Tata Steel, Ltd. (India)	106,652	222,283
Tharisa PLC (South Africa)	116,481	172,196
TKG Huchems Co., Ltd. (South Korea)	3,192	38,135
Universal Cement Corp. (Taiwan)	37,000	34,415
Vale S.A. ADR (Brazil)	36,674	583,483
Vedanta, Ltd. (India)	19,482	138,849
Yem Chio Co., Ltd. (Taiwan)	46,920	20,204
Yung Chi Paint & Varnish Manufacturing Co., Ltd. (Taiwan)	12,000	28,234
Zijin Mining Group Co., Ltd. - H Shares (China)	56,000	251,923
Zijin Mining Group Co., Ltd. - Class A (China)	39,600	192,601
		6,297,054
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (Turkey)	101,687	43,935
Halk Gayrimenkul Yatirim Ortakligi A.S. (Turkey)	540,509	56,709

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Real Estate - 1.4% (Continued)
Equity Real Estate Investment Trusts (REITs) - 0.2% (Continued)
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	$101,372
		202,016
Real Estate Management & Development - 1.2%
Barwa Real Estate Co. (Qatar)	126,733	80,777
China Overseas Property Holdings, Ltd. (China)	75,000	38,055
Chong Hong Construction Co., Ltd. (Taiwan)	18,097	44,709
Da-Li Development Co., Ltd. (Taiwan)	29,000	43,009
Emaar Properties PJSC (United Arab Emirates)	163,685	535,620
Fu Hua Innovation Co., Ltd. (Taiwan)	66,000	30,742
Highwealth Construction Corp. (Taiwan)	41,000	45,128
Kingdom Development Co., Ltd. (Taiwan)	42,000	42,413
KSL Holdings Bhd (Malaysia)	63,400	47,226
Megaworld Corp. (Philippines)	2,052,000	71,456
Shui on Land, Ltd. (China)	1,835,000	120,539
		1,099,674
Utilities - 1.9%
Utilities - 1.9%
Aygaz A.S. (Turkey)	10,450	54,835
Centrais Eletricas de Santa Catarina S.A. (Brazil)	7,147	198,698
CESC, Ltd. (India)	45,714	74,164
Colbun S.A. (Chile)	267,294	37,433
Datang International Power Generation Co., Ltd. - H Shares (China)	144,000	46,380
Enea S.A. (Poland)	7,803	52,182
Engie Energia Chile S.A. (Chile)	31,711	50,973
ENN Energy Holdings, Ltd. (China)	18,300	149,010
First Philippine Holdings Corp. (Philippines)	33,416	40,334
Guangdong Investment, Ltd. (China)	50,000	50,081
Huaneng Power International, Inc. - Class A (China)	114,200	116,734
Huaneng Power International, Inc. - H Shares (China)	114,000	86,322
Indraprastha Gas, Ltd. (India)	39,451	62,062
Korea District Heating Corp. (South Korea)	1,418	68,065
Korea Electric Power Corp. (South Korea)	5,882	170,286
NTPC, Ltd. (India)	47,001	188,044
OGK-2 PJSC (Russia) *(a)(d)	5,740,000	0

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Utilities - 1.9% (Continued)
Utilities - 1.9% (Continued)
Perusahaan Gas Negara Tbk P.T. (Indonesia)	862,000	$94,282
PTC India, Ltd. (India)	55,116	93,919
Tianjin Development Holdings, Ltd. (China)	158,000	48,040
		1,681,844

Total Common Stocks (Cost $65,852,582)		$87,768,215

PREFERRED STOCKS - 2.6%	Shares	Value
Energy - 0.5%
Energy - 0.5%
Petroleo Brasileiro S.A. ADR, 1.02% (Brazil)	24,900	$466,875
Surgutneftegas PJSC (Russia) *(a)(d)	541,500	0
		466,875
Financials - 0.8%
Banks - 0.8%
Banco ABC Brasil S.A. (Brazil)	63,675	312,256
Banco do Estado do Rio Grande do Sul S.A. - Series B (Brazil) (c)	95,900	319,386
Banco Pine S.A. (Brazil)	21,800	55,767
		687,409
Information Technology - 0.8%
Technology Hardware & Equipment - 0.8%
Samsung Electronics Co., Ltd. (South Korea)	8,837	726,402

Utilities - 0.5%
Utilities - 0.5%
Cia de Saneamento do Parana (Brazil)	242,400	398,263

Total Preferred Stocks (Cost $1,764,802)		$2,278,949

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS (Continued)

WARRANT - 0.0% (e)	Shares	Value
Consumer Staples - 0.0% (e)
Food, Beverage & Tobacco - 0.0% (e)
Guan Chong Bhd - (Malaysia) (Cost $0)	11,025	$286

Investments at Value - 100.1% (Cost $67,617,384)		$90,047,450

Liabilities in Excess of Other Assets - (0.1%)		(53,833)

Net Assets - 100.0%		$89,993,617

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $685,681, which represents 0.8% of new assets as of March 31, 2026.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0%(e) of net assets. The total value of these securities is $38,875.
(e)	Percentage rounds to less than 0.1%.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL EMERGING MARKETS FUND

Country Breakdown

March 31, 2026 (Unaudited)

Country	Value	% of Net Assets
China	$22,895,575	25.4%
Taiwan	19,984,367	22.2%
South Korea	14,983,126	16.6%
India	11,102,493	12.3%
Brazil	4,502,923	5.0%
South Africa	2,995,301	3.3%
Saudi Arabia	2,511,119	2.8%
Mexico	1,540,268	1.7%
Poland	1,259,857	1.4%
United Arab Emirates	1,056,667	1.2%
Indonesia	1,006,945	1.1%
Malaysia	968,815	1.1%
Thailand	876,811	1.0%
Qatar	738,588	0.8%
Turkey	675,960	0.8%
Chile	594,191	0.7%
Greece	561,089	0.6%
Philippines	548,187	0.6%
Kuwait	467,886	0.5%
Colombia	324,243	0.4%
Egypt	268,675	0.3%
Peru	133,818	0.2%
Hungary	50,546	0.1%
Russia	0	0%
Total Investments	$90,047,450	100.1%
Liabilities in Excess of Other Assets	(53,833)	(0.1%)
Net Assets	$89,993,617	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Communication Services - 4.3%
Media & Entertainment - 1.8%
Daiichikosho Co., Ltd. (Japan)	12,564	$134,598
DeNA Co., Ltd. (Japan)	10,200	158,982
Future PLC (United Kingdom)	14,495	56,941
ITV PLC (United Kingdom)	235,560	238,229
MFE-MediaForEurope N.V. - Class A (Italy)	80,904	243,593
Nine Entertainment Co. Holdings, Ltd. (Australia)	461,063	306,881
SKY Perfect JSAT Holdings, Inc. (Japan)	8,400	159,270
TV Asahi Holdings Corp. (Japan)	6,762	149,345
		1,447,839
Telecommunication Services - 2.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	185,370	443,483
Gamma Communications PLC (United Kingdom)	3,615	33,971
Millicom International Cellular S.A. (Sweden)	13,122	983,363
Proximus S.A.D.P. (Belgium)	67,281	544,344
		2,005,161
Consumer Discretionary - 11.5%
Automobiles & Components - 4.2%
Aisan Industry Co., Ltd. (Japan)	17,500	208,279
Amotiv, Ltd. (Australia)	20,102	94,367
CIE Automotive S.A. (Spain)	2,243	70,613
FCC Co., Ltd. (Japan)	18,593	388,246
Gestamp Automocion S.A. (Spain) (a)	91,240	313,346
G-Tekt Corp. (Japan)	22,211	258,510
KYB Corp. (Japan)	4,700	126,545
Opmobility (France)	12,256	215,815
Stanley Electric Co., Ltd. (Japan)	7,900	145,051
Tokai Rika Co., Ltd. (Japan)	13,800	263,062
Toyo Tire Corp. (Japan)	10,700	251,016
Toyoda Gosei Co., Ltd. (Japan)	10,400	272,597
Toyota Boshoku Corp. (Japan)	15,800	247,689
Valeo S.E. (France)	10,594	129,727
Yokohama Rubber Co., Ltd. (The) (Japan)	8,400	322,278
		3,307,141

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Discretionary - 11.5% (Continued)
Consumer Discretionary Distribution & Retail - 2.4%
AOKI Holdings, Inc. (Japan)	24,853	$254,436
Currys PLC (United Kingdom)	453,346	750,726
Delek Automotive Systems, Ltd. (Israel)	43,935	283,706
Harvey Norman Holdings, Ltd. (Australia)	33,536	115,210
Inchcape PLC (United Kingdom)	14,165	140,611
Max Stock, Ltd. (Israel)	17,504	148,135
Super Retail Group, Ltd. (Australia)	15,997	143,028
Synsam A.B. (Sweden)	11,644	84,749
		1,920,601
Consumer Durables & Apparel - 2.3%
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	151,000	264,227
Noritsu Koki Co., Ltd. (Japan)	27,700	359,710
Open House Co., Ltd. (Japan)	5,700	365,304
Sankyo Co., Ltd. (Japan)	25,600	316,645
Tsuburaya Fields Holdings, Inc. (Japan)	34,400	312,252
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	107,500	209,716
		1,827,854
Consumer Services - 2.6%
AcadeMedia A.B. (Sweden) (a)	12,374	131,461
Betsson A.B. - Class B (Sweden)	44,829	478,489
Carnival PLC (United Kingdom)	3,528	89,965
Cie des Alpes (France)	1,548	42,493
Cirsa Enterprises S.A. (Spain)	9,847	155,012
Elior Group S.A. (France) (a)	58,266	166,434
Flight Centre Travel Group, Ltd. (Australia)	37,290	279,019
ME Group International PLC (United Kingdom)	168,549	306,094
Mitchells & Butlers PLC (United Kingdom) (b)	95,259	321,506
TUI A.G. (Germany) (c)	15,404	121,302
		2,091,775
Consumer Staples - 5.4%
Consumer Staples Distribution & Retail - 1.2%
Ain Holdings, Inc. (Japan)	7,200	258,079
Cawachi, Ltd. (Japan)	6,549	124,284
Colruyt Group N.V. (Belgium)	954	40,004
Life Corp. (Japan)	12,400	199,830

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Consumer Staples - 5.4% (Continued)
Consumer Staples Distribution & Retail - 1.2% (Continued)
Sonae SGPS S.A. (Portugal)	25,243	$56,064
Valor Holdings Co., Ltd. (Japan)	10,431	243,166
		921,427
Food, Beverage & Tobacco - 4.2%
Austevoll Seafood A.S.A. (Norway)	23,824	256,460
First Pacific Co., Ltd. (Hong Kong)	292,000	204,076
First Resources, Ltd. (Singapore)	256,914	580,564
GrainCorp, Ltd. - Class A (Australia)	7,935	36,425
Greencore Group PLC (United Kingdom)	12,844	41,224
Inghams Group, Ltd. (Australia)	43,646	59,963
Megmilk Snow Brand Co., Ltd. (Japan)	11,100	226,573
Morinaga & Co., Ltd. (Japan)	19,100	326,062
Morinaga Milk Industry Co., Ltd. (Japan)	8,600	259,692
Prima Meat Packers, Ltd. (Japan)	13,300	230,983
Sakata Seed Corp. (Japan)	7,500	204,660
Scandinavian Tobacco Group A/S (Denmark) (a)	19,551	205,997
Schouw & Co. A/S (Denmark)	1,308	135,057
Showa Sangyo Co., Ltd. (Japan)	11,206	231,205
Starzen Co., Ltd. (Japan)	14,115	113,652
Umios Corp. (Japan)	27,900	259,804
		3,372,397
Energy - 3.6%
Energy - 3.6%
Beach Energy, Ltd. (Australia)	46,968	41,490
Cosmo Energy Holdings Co., Ltd. (Japan)	4,600	130,126
Hafnia, Ltd. (Singapore)	14,208	109,850
Harbour Energy PLC (United Kingdom)	83,537	332,169
Karoon Energy, Ltd. (Australia)	170,464	238,352
North Atlantic Energies (France)	1,170	90,292
Paz Retail and Energy, Ltd. (Israel)	1,850	455,513
Saipem S.p.A. (Italy)	91,597	419,071
SBM Offshore N.V. (Netherlands)	12,261	488,921
Serica Energy PLC (United Kingdom)	36,051	140,284
United Energy Group, Ltd. (Hong Kong)	3,214,460	222,215

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Energy - 3.6% (Continued)
Energy - 3.6% (Continued)
Yancoal Australia, Ltd. (Australia)	29,950	$172,736
		2,841,019
Financials - 12.5%
Banks - 5.8%
77 Bank, Ltd. (The) (Japan)	18,000	356,472
Dah Sing Banking Group, Ltd. (Hong Kong)	154,991	241,894
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	269,884
FIBI Holdings, Ltd. (Israel)	3,356	324,111
Hyakujushi Bank, Ltd. (The) (Japan)	24,000	324,841
Jyske Bank A/S (Denmark)	4,517	620,014
Lion Finance Group PLC (United Kingdom)	6,676	828,595
Nanto Bank, Ltd. (The) (Japan)	39,000	354,256
Noba Bank Group A.B. (Sweden)	4,241	36,860
Norion Bank A.B. (Sweden) (b)	62,193	371,804
Raiffeisen Bank International A.G. (Austria)	10,002	428,336
Sydbank A/S (Denmark)	2,346	188,608
TOMONY Holdings, Inc. (Japan)	53,200	281,259
		4,626,934
Financial Services - 5.6%
Acom Co., Ltd. (Japan)	147,200	435,147
Aiful Corp. (Japan) (d)	111,500	303,797
Banca Farmafactoring S.p.A. (Italy) (a)(b)	80,341	135,232
Banca IFIS S.p.A. (Italy)	4,229	102,548
Credit Corp. Group, Ltd. (Australia)	8,488	63,457
EFG International A.G. (Switzerland)	4,355	92,449
eToro Group, Ltd. (Israel) (b)	10,400	312,312
Helia Group, Ltd. (Australia)	144,048	528,315
Investec PLC (United Kingdom)	5,428	41,836
Magellan Financial Group, Ltd. (Australia)	16,995	116,778
Mizuho Leasing Co., Ltd. (Japan)	35,200	311,685
Molten Ventures PLC (United Kingdom) (b)	27,355	166,733
Mutares S.E. & Co., KGaA (Germany)	10,683	358,507
OSB Group PLC (United Kingdom)	38,605	268,561
Pepper Money, Ltd. (Australia)	47,161	57,463
Polar Capital Holdings PLC (United Kingdom)	34,340	280,307

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Financials - 12.5% (Continued)
Financial Services - 5.6% (Continued)
Ratos A.B. (Sweden)	11,044	$38,022
Swissquote Group Holding S.A. (Switzerland)	147	73,023
Tokyo Century Corp. (Japan)	40,300	521,635
Vontobel Holding A.G. (Switzerland)	1,003	86,854
Yangzijiang Financial Holding, Ltd. (Singapore)	920,500	181,132
		4,475,793
Insurance - 1.1%
Lancashire Holdings, Ltd. (United Kingdom)	55,700	432,741
SCOR S.E. (France)	10,308	368,397
Vaudoise Assurances Holding S.A. (Switzerland)	32	32,177
		833,315
Health Care - 4.9%
Health Care Equipment & Services - 2.9%
Ambea A.B. (Sweden) (a)	39,788	563,079
Ansell, Ltd. (Australia)	3,698	72,572
Attendo A.B. (Sweden) (a)	58,450	629,388
ConvaTec Group PLC (United Kingdom) (a)	26,769	77,211
CVS Group PLC (United Kingdom)	2,474	36,978
Medmix A.G. (Switzerland) (a)	10,982	120,845
PHC Holdings Corp. (Japan)	38,577	270,126
Ramsay Health Care, Ltd. (Australia)	18,225	495,700
Uniphar PLC (Ireland)	9,738	43,455
		2,309,354
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
H Lundbeck A/S (Denmark)	69,288	434,010
Nippon Shinyaku Co., Ltd. (Japan)	19,600	644,742
Ono Pharmaceutical Co., Ltd. (Japan)	29,400	471,847
		1,550,599
Industrials - 23.0%
Capital Goods - 14.1%
Chiyoda Corp. (Japan) (b)	53,100	311,298
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,452	302,304
Danieli & C. Officine Meccaniche S.p.A. (Italy)	8,842	437,158
Elco, Ltd. (Israel)	3,789	159,434
Galilei Co., Ltd. (Japan)	10,875	246,024

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 23.0% (Continued)
Capital Goods - 14.1% (Continued)
Hanwa Co., Ltd. (Japan)	14,500	$145,412
Hino Motors, Ltd. (Japan) (b)	130,000	306,659
Hitachi Construction Machinery Co., Ltd. (Japan)	3,500	120,174
Implenia A.G. (Switzerland)	9,692	763,689
Inabata & Co., Ltd. (Japan)	11,700	295,058
INDUS Holding A.G. (Germany)	5,348	166,454
INFRONEER Holdings, Inc. (Japan)	27,900	387,047
Inrom Construction Industries, Ltd. (Israel)	6,328	49,813
Japan Pulp & Paper Co., Ltd. (Japan)	72,986	484,173
JGC Holdings Corp. (Japan)	30,100	442,690
Kalmar Corp. (Finland)	799	40,508
Kanamoto Co., Ltd. (Japan)	13,055	363,924
Keller Group PLC (United Kingdom)	28,098	714,778
Kier Group PLC (United Kingdom)	247,560	635,754
Koninklijke BAM Groep N.V. (Netherlands)	85,450	865,358
Manitou BF S.A. (France)	5,253	119,271
Mersen S.A. (France)	3,078	80,418
Mota-Engil SGPS S.A. (Portugal)	15,218	78,880
Nisshinbo Holdings, Inc. (Japan)	36,700	343,125
NRW Holdings, Ltd. (Australia)	112,698	417,535
NSK, Ltd. (Japan)	57,000	403,910
Porr A.G. (Austria)	3,720	155,340
Stadler Rail A.G. (Switzerland)	17,435	448,006
Strabag S.E. (Austria)	663	65,626
Takara Standard Co., Ltd. (Japan)	20,000	348,444
Tokai Holdings Corp. (Japan)	49,100	361,469
Tokyu Construction Co., Ltd. (Japan)	24,800	223,168
Valmet OYJ (Finland)	1,768	50,587
Wakita & Co., Ltd. (Japan)	22,300	267,672
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	197,600	586,931
		11,188,091

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Industrials - 23.0% (Continued)
Commercial & Professional Services - 4.7%
Adecco Group A.G. (Switzerland)	4,430	$106,555
Bilfinger S.E. (Germany)	1,332	154,226
Cewe Stiftung & Co. KGaA (Germany)	333	36,106
Derichebourg S.A. (France)	33,658	321,282
IPH, Ltd. (Australia)	175,509	399,585
Johnson Service Group PLC (United Kingdom)	148,440	250,694
Nomura Co., Ltd. (Japan)	44,300	364,130
Park24 Co., Ltd. (Japan)	19,700	240,310
Prestige International, Inc. (Japan)	48,900	209,818
Persol Holdings Co., Ltd. (Japan)	245,500	362,267
Prosegur Cia de Seguridad S.A. (Spain)	53,231	159,041
Smartgroup Corp., Ltd. (Australia)	44,789	256,578
Teleperformance S.E (France)	5,588	328,353
transcosmos, Inc. (Japan)	8,700	214,745
TRE Holdings Corp. (Japan)	30,800	309,665
		3,713,355
Transportation - 4.2%
easyJet PLC (United Kingdom)	18,015	83,818
Finnair OYJ (Finland)	105,766	339,026
Hoegh Autoliners A.S.A. (Norway) (a)	25,431	368,315
Kelsian Group, Ltd. (Australia)	105,699	284,415
MPC Container Ships A.S.A. (Norway)	165,898	394,807
Nishi-Nippon Railroad Co., Ltd. (Japan)	12,400	238,168
Norwegian Air Shuttle A.S.A. (Norway)	76,839	113,593
NS United Kaiun Kaisha, Ltd. (Japan)	7,400	348,957
T.S. Lines, Ltd. (Hong Kong) (a)	35,000	35,576
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	673,749
Zigup PLC (United Kingdom)	83,148	420,945
ZIM Integrated Shipping Services, Ltd. (Israel)	2,000	52,700
		3,354,069
Information Technology - 8.5%
Software & Services - 3.2%
Alten S.A. (France)	1,250	77,497
ATEA A.S.A. (Norway)	12,806	187,427
Computacenter PLC (United Kingdom)	9,451	378,805

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Information Technology - 8.5% (Continued)
Software & Services - 3.2% (Continued)
Econocom Group S.A./N.V. (Belgium)	29,440	$47,638
Formula Systems (1985), Ltd. (Israel)	2,579	312,041
GFT Technologies S.E. (Germany)	13,763	284,547
IRESS, Ltd. (Australia)	64,399	315,018
Kontron A.G. (Germany)	11,270	251,491
Sopra Steria Group (France)	1,487	208,216
Systena Corp. (Japan)	77,900	206,942
Temenos A.G. (Switzerland)	2,309	202,383
TietoEVRY OYJ (Finland)	2,885	63,106
		2,535,111
Technology Hardware & Equipment - 5.3%
Ai Holdings Corp. (Japan)	15,897	274,396
ALSO Holding A.G. (Switzerland)	143	25,220
Barco N.V. (Belgium)	2,699	30,095
Brother Industries, Ltd. (Japan)	25,700	475,761
Daiwabo Holdings Co., Ltd. (Japan)	18,400	362,257
Dicker Data, Ltd. (Australia)	50,119	298,174
Elecom Co., Ltd. (Japan)	29,700	304,180
Hosiden Corp. (Japan)	15,900	262,494
Ituran Location and Control, Ltd. (Israel)	7,500	367,575
Kaga Electronics Co., Ltd. (Japan)	15,300	366,364
Konica Minolta, Inc. (Japan)	61,000	204,655
Nippon Signal Co., Ltd. (Japan)	22,505	231,056
PAX Global Technology, Ltd. (Hong Kong)	65,000	35,646
Ryoyo Ryosan Holdings, Inc. (Japan)	20,000	385,415
SeSa S.p.A. (Italy)	2,370	220,237
SoftwareOne Holding A.G. (Switzerland)	47,656	418,466
		4,261,991
Materials - 11.0%
Materials - 11.0%
Bekaert S.A. (Belgium)	8,945	421,185
Cementir Holding N.V. (Italy)	2,966	53,019
Clariant A.G. (Switzerland)	18,982	186,239
Endeavour Mining PLC (United Kingdom)	13,138	791,536
Fuji Seal International, Inc. (Japan)	21,200	350,498

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Materials - 11.0% (Continued)
Materials - 11.0% (Continued)
Kaneka Corp. (Japan)	10,400	$318,321
Kobe Steel, Ltd. (Japan)	68,600	832,498
Nippon Kayaku Co., Ltd. (Japan)	22,900	257,902
Nippon Light Metal Holdings Co., Ltd. (Japan)	6,900	124,190
Pan African Resources PLC (United Kingdom)	34,880	64,628
Pantoro Gold, Ltd. (Australia) (b)	101,439	236,720
Perenti, Ltd. (Australia)	454,259	622,101
Perseus Mining, Ltd. (Australia)	125,761	460,755
Regis Resources, Ltd. (Australia)	164,136	777,968
Rengo Co., Ltd. (Japan)	44,700	362,290
Sakata INX Corp. (Japan)	23,400	340,393
SSAB A.B. - B Shares (Sweden)	39,103	308,202
Sumitomo Osaka Cement Co., Ltd. (Japan)	9,200	225,748
thyssenkrupp A.G. (Germany)	24,414	215,115
Tokuyama Corp. (Japan)	14,800	359,458
Umicore S.A. (Belgium)	2,110	40,252
Vicat SACA (France)	3,638	265,531
Voestalpine A.G. (Austria)	8,086	358,777
West African Resources, Ltd. (Australia) (b)	83,700	190,837
Westgold Resources, Ltd. (Australia)	45,900	193,102
Zeon Corp. (Japan)	31,100	354,406
		8,711,671
Real Estate - 9.9%
Equity Real Estate Investment Trusts (REITs) - 6.5%
AIMS APAC REIT (Singapore)	115,400	128,495
British Land Co. PLC (The) (United Kingdom)	91,722	433,864
Carmila S.A. (France)	10,049	195,267
Centuria Office REIT (Australia)	375,450	240,909
Cromwell Property Group (Australia)	1,169,340	320,739
Eagle Hospitality Trust (Singapore) (b)(d)	1,204,600	0
Global One Real Estate Investment Corp. (Japan)	442	335,489
Growthpoint Properties Australia, Ltd. (Australia)	201,962	293,896
Hoshino Resorts REIT, Inc. (Japan)	236	362,216
Invincible Investment Corp. (Japan)	1,300	489,100
Japan Hotel REIT Investment Corp. (Japan)	787	373,498

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.4% (Continued)	Shares	Value
Real Estate - 9.9% (Continued)
Equity Real Estate Investment Trusts (REITs) - 6.5% (Continued)
Japan Metropolitan Fund Investment (Japan)	416	$292,931
Primary Health Properties PLC (United Kingdom)	396,341	476,581
Retail Estates N.V. (Belgium)	4,573	351,220
Samty Residential Investment Corp. (Japan)	386	256,853
Sasseur Real Estate Investment Trust (Singapore)	179,200	88,728
Starhill Global REIT (Singapore)	565,070	235,926
Stoneweg Europe Stapled Trust (Singapore)	79,007	135,041
Unite Group PLC (United Kingdom)	23,743	143,850
		5,154,603
Real Estate Management & Development - 3.4%
Amot Investments, Ltd. (Israel)	45,966	283,102
Aroundtown S.A. (Germany)	73,834	196,555
Hang Lung Group, Ltd. (Hong Kong)	25,000	47,797
Hiag Immobilien Holding A.G. (Switzerland)	1,677	284,638
Intershop Holding A.G. (Switzerland)	1,584	335,050
Platzer Fastigheter Holding A.B. (Sweden)	14,748	105,140
PropNex, Ltd. (Singapore)	26,600	34,736
Sagax A.B. - D Shares (Sweden)	151,342	537,869
Summit Real Estate Holdings, Ltd. (Israel)	20,162	346,261
Tokyu Fudosan Holdings Corp. (Japan)	61,900	528,293
		2,699,441
Utilities - 2.8%
Utilities - 2.8%
A2A S.p.A. (Italy)	48,580	137,554
AGL Energy, Ltd. (Australia)	13,995	95,808
Contact Energy, Ltd. (New Zealand)	14,400	76,543
Drax Group PLC (United Kingdom)	35,554	420,155
Hokuriku Electric Power Co. (Japan)	48,900	335,976
Iren S.p.A. (Italy)	146,730	415,067
Kenon Holdings, Ltd. (Israel)	4,193	346,222
Rubis SCA (France)	1,663	67,386
Shikoku Electric Power Co., Inc. (Japan)	27,600	310,143
		2,204,854

Total Common Stocks (Cost $65,757,373)		$77,354,395

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
STATEMENT OF INVESTMENTS (Continued)

PREFERRED STOCKS - 1.1%	Shares	Value
Health Care - 0.8%
Health Care Equipment & Services - 0.8%
Draegerwerk A.G. & Co. KGaA (Germany)	6,468	$688,384

Industrials - 0.3%
Transportation - 0.3%
Sixt S.E. (Germany)	3,521	223,489

Total Preferred Stocks (Cost $562,977)		$911,873

Investments at Value - 98.5% (Cost $66,320,350)		$78,266,268

Other Assets in Excess of Liabilities - 1.5%		1,173,038

Net Assets - 100.0%		$79,439,306

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $121,302, which represents 0.2% of net assets as of March 31, 2026.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.4% of net assets. The total value of these securities is $303,797.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND

Country Breakdown

March 31, 2026 (Unaudited)

Country	Value	% of Net Assets
Japan	$28,999,768	36.5%
United Kingdom	9,400,090	11.8%
Australia	8,225,896	10.3%
Sweden	4,268,426	5.4%
Israel	3,884,408	4.9%
Switzerland	3,175,594	4.0%
Germany	2,696,176	3.4%
France	2,676,379	3.4%
Italy	2,163,479	2.7%
Singapore	2,081,403	2.6%
Norway	1,994,351	2.5%
Denmark	1,583,686	2.0%
Hong Kong	1,531,031	1.9%
Belgium	1,474,738	1.8%
Netherlands	1,354,279	1.7%
Austria	1,008,079	1.3%
Spain	1,000,316	1.3%
Finland	493,227	0.6%
Portugal	134,944	0.2%
New Zealand	76,543	0.1%
Ireland	43,455	0.1%
Total Investments	$78,266,268	98.5%
Other Assets in Excess of Liabilities	1,173,038	1.5%
Net Assets	$79,439,306	100.0%

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communication Services - 4.3%
Media & Entertainment - 0.8%
Anycolor, Inc. (Japan)	300	$5,582
Autohome, Inc. (China)	1,500	6,527
Canal+ S.A. (United Kingdom)	5,087	13,535
Havas N.V. (Netherlands)	262	4,588
Ipsos Group S.A. (France)	354	13,983
MFE-MediaForEurope N.V. - Class B (Italy)	1,729	6,668
Nexon Co., Ltd. (Japan)	2,800	52,740
Publicis Groupe S.A. (France)	89	7,366
TV Tokyo Holdings Corp. (Japan)	300	7,908
		118,897
Telecommunication Services - 3.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,648	3,943
Deutsche Telekom A.G. (Germany)	1,347	50,272
Hutchison Telecommunications Hong Kong Holdings, Ltd. (Cayman Islands)	52,000	7,767
KDDI Corp. (Japan)	7,768	132,257
Millicom International Cellular S.A. (Sweden)	1,800	134,892
Orange S.A. (France)	1,320	27,063
Proximus S.A.D.P. (Belgium)	3,908	31,618
Telstra Group, Ltd. (Australia)	6,319	23,327
Vantage Towers A.G. (Germany)	158	6,976
Vodafone Group PLC (United Kingdom)	44,937	67,779
		485,894
Consumer Discretionary - 8.0%
Automobiles & Components - 4.5%
Aisan Industry Co., Ltd. (Japan)	1,700	20,233
Aisin Corp. (Japan)	900	12,679
Bayerische Motoren Werke A.G. (Germany)	675	62,439
Burelle S.A. (France)	33	14,325
FCC Co., Ltd. (Japan)	1,000	20,881
Gestamp Automocion S.A. (Spain) (a)	2,024	6,951
JTEKT Corp. (Japan)	1,000	10,728
KYB Corp. (Japan)	900	24,232
Mazda Motor Corp. (Japan)	1,000	6,839

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 8.0% (Continued)
Automobiles & Components - 4.5% (Continued)
Opmobility (France)	1,544	$27,188
Stanley Electric Co., Ltd. (Japan)	500	9,180
Subaru Corp. (Japan)	6,300	101,497
Sumitomo Rubber Industries, Ltd. (Japan)	500	6,594
Suzuki Motor Corp. (Japan)	7,200	87,754
Tokai Rika Co., Ltd. (Japan)	400	7,625
Toyo Tire Corp. (Japan)	900	21,114
Toyoda Gosei Co., Ltd. (Japan)	600	15,727
Toyota Boshoku Corp. (Japan)	1,400	21,947
Toyota Motor Corp. (Japan)	300	6,236
Valeo S.E. (France)	587	7,188
Volkswagon A.G. (Germany)	1,182	123,621
Yokohama Rubber Co., Ltd. (The) (Japan)	400	15,347
		630,325
Consumer Discretionary Distribution & Retail - 1.4%
AOKI Holdings, Inc. (Japan)	1,800	18,428
Currys PLC (United Kingdom)	13,814	22,876
Dor Alon Energy In Israel (1988), Ltd. (Israel)	176	11,713
Frasers Group, PLC (United Kingdom) (b)	1,065	9,057
Inchcape PLC (United Kingdom)	1,998	19,833
Industria de Diseno Textil S.A. (Spain)	1,033	60,127
Max Stock, Ltd. (Israel)	1,511	12,787
Prosus N.V. (Netherlands)	613	28,378
Wesfarmers, Ltd. (Australia)	172	8,782
		191,981
Consumer Durables & Apparel - 1.6%
Aux Electric Co., Ltd. (Cayman Islands) (c)	6,600	7,853
Chow Sang Sang Holdings International, Ltd. (Hong Kong)	9,000	15,749
Dream International, Ltd. (Hong Kong)	12,000	10,597
Noritsu Koki Co., Ltd. (Japan)	900	11,687
Panasonic Holdings Corp. (Japan)	4,600	77,145
Sankyo Co., Ltd. (Japan)	1,100	13,606
Swatch Group A.G. (The) (Switzerland)	1,956	86,669
		223,306

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Consumer Discretionary - 8.0% (Continued)
Consumer Services - 0.5%
Cie des Alpes (France)	941	$25,831
Cirsa Enterprises S.A. (Spain)	580	9,130
Evolution A.B. (Sweden) (a)	143	8,986
Flight Centre Travel Group, Ltd. (Australia)	3,214	24,048
		67,995
Consumer Staples - 7.2%
Consumer Staples Distribution & Retail - 2.6%
Ain Holdings, Inc. (Japan)	400	14,338
Carrefour S.A. (France)	9,053	167,617
Heiwado Co., Ltd. (Japan)	500	9,344
J Sainsbury PLC (United Kingdom)	31,386	140,824
Kato Sangyo Co., Ltd. (Japan)	200	8,505
Life Corp. (Japan)	500	8,058
Valor Holdings Co., Ltd. (Japan)	900	20,981
		369,667
Food, Beverage & Tobacco - 4.6%
Bell Food Group A.G. (Switzerland)	81	20,714
British American Tobacco PLC (United Kingdom)	126	7,315
Bumitama Agri, Ltd. (Singapore)	8,800	12,645
First Resources, Ltd. (Singapore)	10,500	23,727
ForFarmers N.V. (Netherlands)	3,449	24,994
Imperial Brands PLC (United Kingdom)	1,500	60,820
Kirin Holdings Co., Ltd. (Japan)	3,400	54,078
Megmilk Snow Brand Co., Ltd. (Japan)	400	8,165
Morinaga & Co., Ltd. (Japan)	600	10,243
MP Evans Group PLC (United Kingdom)	4,703	93,498
Nestle S.A. (Switzerland)	1,660	162,837
Prima Meat Packers, Ltd. (Japan)	500	8,684
Schouw & Co. A/S (Denmark)	104	10,738
Showa Sangyo Co., Ltd. (Japan)	400	8,253
Sipef N.V. (Belgium)	622	71,460
Umios Corp. (Japan)	1,000	9,312
WH Group, Ltd. (Hong Kong) (a)	31,500	41,406
Yamazaki Baking Co., Ltd. (Japan)	500	11,176
		640,065

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Energy - 3.9%
Energy - 3.9%
Beach Energy, Ltd. (Australia)	15,214	$13,439
BP PLC (United Kingdom)	7,678	60,092
Delek Group, Ltd. (Israel)	25	8,415
Harbour Energy PLC (United Kingdom)	5,710	22,705
Inpex Corp. (Japan)	1,200	35,494
North Atlantic Energies (France)	196	15,126
OMV A.G. (Austria)	655	47,918
Repsol S.A. (Spain)	4,165	117,233
Santos, Ltd. (Australia)	2,165	11,850
SBM Offshore N.V. (Netherlands)	651	25,959
Shell PLC (United Kingdom)	3,295	152,603
Totalenergies EP Gabon (France)	50	13,249
United Energy Group, Ltd. (Hong Kong)	174,000	12,029
		536,112
Financials - 24.2%
Banks - 15.2%
AIB Group PLC (Ireland)	1,481	15,809
ANZ Group Holdings, Ltd. (Australia)	6,224	156,504
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	10,332	223,158
Bank of Iwate, Ltd. (The) (Japan)	800	8,230
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (a)	18,000	10,009
Bank of Tianjin Co., Ltd. - H Shares (Hong Kong) (c)	82,000	24,260
Barclays PLC (United Kingdom)	18,908	98,952
BNP Paribas S.A. (France)	2,104	200,426
BOC Hong Kong Holdings, Ltd. (Hong Kong)	7,500	41,379
BPER Banca S.p.A (Italy)	9,140	119,777
Caisse Regionale de Credit Agricole Mutuel Brie Picardie (France)	473	15,020
Credit Agricole S.A. (France)	2,468	46,062
Dah Sing Financial Holdings, Ltd. (Hong Kong)	1,600	8,304
Danske Bank A/S (Denmark)	3,555	175,251
Heartland Group Holdings, Ltd. (New Zealand)	12,325	8,428
HSBC Holdings PLC (United Kingdom)	3,829	62,880
Hyakujushi Bank, Ltd. (The) (Japan)	800	10,828
Lion Finance Group PLC (United Kingdom)	138	17,128

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 24.2% (Continued)
Banks - 15.2% (Continued)
Mizrahi Tefahot Bank, Ltd. (Israel)	946	$69,130
Nanto Bank, Ltd. (The) (Japan)	3,000	27,251
NatWest Group PLC (United Kingdom)	23,970	177,563
Nordea Bank Abp (Sweden)	3,040	52,136
Norion Bank A.B. (Sweden) (b)	3,703	22,137
Oversea-Chinese Banking Corp., Ltd. (Singapore)	4,000	68,509
Raiffeisen Bank International A.G. (Austria)	828	35,459
Societe Generale S.A. (France)	962	70,239
Standard Chartered PLC (United Kingdom)	3,767	78,501
TOMONY Holdings, Inc. (Japan)	3,100	16,389
Unicaja Banco, S.A. (Spain) (a)	2,900	8,606
UniCredit S.p.A. (Italy)	2,274	163,139
United Overseas Bank, Ltd. (Singapore)	3,200	91,600
		2,123,064
Financial Services - 4.8%
Acom Co., Ltd. (Japan)	2,300	6,799
Aiful Corp. (Japan) (d)	3,100	8,446
Credit Corp. Group, Ltd. (Australia)	1,080	8,074
Deutsche Bank A.G. (Germany)	5,107	151,978
Helia Group, Ltd. (Australia)	6,824	25,028
Industrivarden A.B. (Sweden)	345	17,180
Industrivarden A.B. - C Shares (Sweden)	380	18,833
Investec PLC (United Kingdom)	1,948	15,014
Investor A.B. - B Shares (Sweden)	194	7,347
Liberty Financial Group, Ltd. (Australia)	6,437	15,544
Mutares S.E. & Co. KGaA (Germany)	402	13,491
Nomura Holdings, Inc. (Japan)	20,100	158,260
ORIX Corp. (Japan)	600	17,802
OSB Group PLC (United Kingdom)	1,497	10,414
Qfin Holdings, Inc. - Class A (Hong Kong) (c)	2,250	14,492
Regal Partners, Ltd. (Australia)	7,131	13,023
SBI Holdings, Inc. (Japan)	7,400	137,014
Tokyo Century Corp. (Japan)	1,900	24,593
Yangzijiang Financial Holding, Ltd. (Singapore)	30,500	6,002
		669,334

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Financials - 24.2% (Continued)
Insurance - 4.2%
Dai-ichi Life Holdings, Inc. (Japan)	5,800	$53,485
Lancashire Holdings, Ltd. (United Kingdom)	3,062	23,789
MS&AD Insurance Group Holdings, Inc. (Japan)	3,593	93,757
NN Group N.V. (Netherlands)	1,987	155,170
QBE Insurance Group, Ltd. (Australia)	10,554	155,743
SCOR S.E. (France)	588	21,014
Swiss Re A.G. (Switzerland)	486	81,640
		584,598
Health Care - 11.2%
Health Care Equipment & Services - 1.1%
Ambea A.B. (Sweden) (a)	1,063	15,044
Attendo A.B. (Sweden) (a)	3,127	33,672
Fresenius Medical Care A.G. (Germany)	1,088	49,303
Paul Hartmann A.G. (Germany)	44	10,680
Ramsay Health Care, Ltd. (Australia)	434	11,804
Sonic Healthcare, Ltd. (Australia)	869	12,347
Uniphar PLC (Ireland)	2,624	11,709
		144,559
Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
Astellas Pharma, Inc. (Japan)	8,300	135,298
AstraZeneca PLC (United Kingdom)	322	62,962
Bayer A.G. (Germany)	3,705	171,454
CSL, Ltd. (Australia)	351	34,475
GSK PLC (United Kingdom)	7,873	216,858
H Lundbeck A/S (Denmark)	5,632	35,278
Hikma Pharmaceuticals PLC (United Kingdom)	889	14,931
Ipsen S.A. (France)	394	73,629
Kyowa Kirin Co., Ltd. (Japan)	2,600	42,550
Nippon Shinyaku Co., Ltd. (Japan)	300	9,869
Novartis A.G. (Switzerland)	1,680	257,880
Roche Holding, Ltd. (Switzerland)	801	319,684
Sanofi S.A. (France)	327	31,577
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	6,000	7,437
		1,413,882

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 19.5%
Capital Goods - 14.4%
ABB, Ltd. (Switzerland)	285	$23,174
ACS Actividades de Construccion y Servicios S.A. (Spain)	90	10,976
AerCap Holdings N.V. (Netherlands)	1,100	150,898
AF Gruppen A.S.A. (Norway)	723	12,757
Bonheur A.S.A. (Norway)	654	16,313
Chiyoda Corp. (Japan) (b)	4,300	25,209
Chori Co., Ltd. (Japan)	1,200	32,306
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	514	34,902
Eiffage S.A. (France)	949	145,540
Forbo Holding A.G. - Registered Shares (Switzerland)	59	55,088
Galilei Co., Ltd. (Japan)	1,500	33,934
Hino Motors, Ltd. (Japan) (b)	13,600	32,081
Indus Holding A.G. (Germany)	486	15,127
INFRONEER Holdings, Inc. (Japan)	2,800	38,843
ITOCHU Corp. (Japan)	15,000	190,798
Japan Pulp & Paper Co., Ltd. (Japan)	5,000	33,169
Jardine Cycle & Carriage, Ltd. (Singapore)	2,100	56,742
Kanamoto Co., Ltd. (Japan)	1,000	27,876
Keller Group PLC (United Kingdom)	4,087	103,968
Kier Group PLC (United Kingdom)	11,969	30,737
Kitz Corp. (Japan)	1,900	21,865
Komatsu, Ltd. (Japan)	200	7,964
Koninklijke BAM Groep N.V. (Netherlands)	5,784	58,575
Manitou BF S.A. (France)	887	20,140
Nisshinbo Holdings, Inc. (Japan)	2,300	21,504
NSK, Ltd. (Japan)	5,100	36,139
Raito Kogyo Co., Ltd. (Japan)	1,200	29,468
Rolls-Royce Holdings PLC (United Kingdom)	1,729	26,267
Siemens Energy A.G. (Germany)	1,027	177,098
Skanska A.B. - B Shares (Sweden)	254	6,869
SKF A.B. - B Shares (Sweden)	606	14,606
Stadler Rail A.G. (Switzerland)	5,524	141,944
Strabag S.E. (Austria)	154	15,243
Takara Standard Co., Ltd. (Japan)	2,100	36,587
Tokai Holdings Corp. (Japan)	4,700	34,601

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 19.5% (Continued)
Capital Goods - 14.4% (Continued)
Traton S.E. (Germany)	1,225	$44,934
Veidekke A.S.A. (Norway)	897	17,533
Vestas Wind Systems A/S (Denmark)	1,409	42,523
Vinci S.A. (France)	1,066	159,999
Volvo A.B. - B Shares (Sweden)	620	20,382
Yangzijiang Shipbuildings Holdings, Ltd. (Singapore)	3,300	9,802
		2,014,481
Commercial & Professional Services - 1.3%
Adecco Group A.G. (Switzerland)	1,181	28,407
Befesa S.A. (Luxembourg) (a)	265	9,069
GL Events SACA (France)	435	14,862
ISS A/S (Denmark)	1,230	44,814
Johnson Service Group PLC (United Kingdom)	5,928	10,011
Nomura Co., Ltd. (Japan)	3,500	28,769
Prosegur Cia de Seguridad S.A. (Spain)	2,452	7,326
Smartgroup Corp., Ltd. (Australia)	1,695	9,710
Teleperformance S.E. (France)	113	6,640
Transcosmos, Inc. (Japan)	1,000	24,683
		184,291
Transportation - 3.8%
ANA Holdings, Inc. (Japan)	900	16,118
Central Japan Railway Co. (Japan)	4,000	104,000
Deutsche Lufthansa A.G. (Germany)	10,753	91,566
Hoegh Autoliners A.S.A. (Norway) (a)	216	3,128
International Consolidated Airlines Group S.A. (Spain)	6,859	32,554
International Consolidated Airlines Group S.A. (United Kingdom)	23,360	109,929
Japan Airlines Co., Ltd. (Japan)	900	14,693
Kelsian Group, Ltd. (Australia)	2,332	6,275
Nishi-Nippon Railroad Co., Ltd. (Japan)	600	11,524
Norwegian Air Shuttle A.S.A. (Norway)	4,795	7,089
NS United Kaiun Kaisha, Ltd. (Japan)	300	14,147
Odfjell S.E. - A Shares (Norway)	553	6,837
Qantas Airways, Ltd. (Australia)	11,225	65,938
SITC International Holdings Co., Ltd. (Hong Kong)	2,000	8,757

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Industrials - 19.5% (Continued)
Transportation - 3.8% (Continued)
Transport International Holdings, Ltd. (Hong Kong)	6,800	$9,219
TS Lines, Ltd. (Hong Kong) (a)	8,000	8,132
Wallenius Wilhelmsen A.S.A. (Norway)	178	2,266
Zigup PLC (United Kingdom)	2,048	10,368
		522,540
Information Technology - 8.8%
Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding N.V. (Netherlands)	175	232,698
Infineon Technologies A.G. (Germany)	2,444	110,870
Kioxia Holdings Corp. (Japan) (b)	700	91,415
Tekscend Photomask Corp. (Japan)	3,900	75,145
		510,128
Software & Services - 1.7%
Alten S.A. (France)	199	12,338
Capgemeni S.E. (France)	485	57,227
Check Point Software Technologies, Ltd. (Israel) (b)	100	14,285
Econocom Group S.A./N.V. (Belgium)	30,319	49,060
Formula Systems 1985, Ltd. (Israel)	41	4,961
Hansen Technologies, Ltd. (Australia)	7,028	24,059
Innoscripta A.G. (Germany)	93	7,331
IRESS, Ltd. (Australia)	1,973	9,651
Nice, Ltd. (Israel) (b)	85	9,385
SAP S.E. (Germany)	93	15,854
Sopra Steria Group S.A.C.A. (France)	85	11,902
Systena Corp. (Japan)	5,900	15,673
		231,726
Technology Hardware & Equipment - 3.5%
Alps Alpine Co., Ltd. (Japan)	2,000	27,125
Brother Industries, Ltd. (Japan)	1,200	22,215
Canon, Inc. (Japan)	1,862	51,663
Comba Telecom Systems Holdings, Ltd. (Cayman Islands)	28,000	5,413
Cowell e Holdings, Inc. (Hong Kong)	2,000	6,703
Daiwabo Holdings Co., Ltd. (Japan)	1,200	23,625
Elecom Co., Ltd. (Japan)	2,700	27,653
Hosiden Corp. (Japan)	1,200	19,811

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Information Technology - 8.8% (Continued)
Technology Hardware & Equipment - 3.5% (Continued)
Ituran Location and Control, Ltd. (Israel)	200	$9,802
Kaga Electronics Co., Ltd. (Japan)	900	21,551
Konica Minolta, Inc. (Japan)	5,300	17,782
Nokia OYJ (Finland)	12,824	102,870
Ryoyo Ryosan Holdings, Inc. (Japan)	1,200	23,125
SeSa S.p.A. (Italy)	87	8,085
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	9,440	107,600
VSTECS Holdings, Ltd. (Hong Kong)	10,000	11,028
		486,051
Materials - 6.0%
Materials - 6.0%
Alkane Resources, Ltd. (Australia) (b)	9,461	9,580
ArcelorMittal S.A. (France)	1,895	98,273
artience Co., Ltd. (Japan)	500	12,046
Bekaert S.A. (Belgium)	461	21,707
BHP Group, Ltd. (Australia)	3,492	126,349
Caltagirone S.p.A. (Italy)	1,326	13,255
Dowa Holdings Co., Ltd. (Japan)	200	11,450
Endeavour Mining PLC (United Kingdom)	2,204	132,786
Evolution Mining, Ltd. (Australia)	2,771	24,952
Evraz PLC (United Kingdom) (b)(d)	354	0
Heidelberg Materials A.G. (Germany)	35	7,386
Holcim A.G. (Switzerland)	593	49,020
Ishihara Sangyo Kaisha, Ltd. (Japan)	300	5,403
Kobe Steel, Ltd. (Japan)	1,300	15,776
Nippon Light Metal Holdings Co., Ltd. (Japan)	500	8,999
Pan African Resources PLC (United Kingdom)	6,283	11,641
Regis Resources, Ltd. (Australia)	5,615	26,614
Rio Tinto PLC (United Kingdom)	747	69,300
Sakata INX Corp. (Japan)	1,000	14,547
Tokuyama Corp. (Japan)	300	7,286
Umicore S.A. (Belgium)	366	6,982
Vault Minerals, Ltd. (Australia)	2,998	8,946
Vicat S.A.C.A. (France)	256	18,685
West African Resources, Ltd. (Australia) (b)	12,071	27,522

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Materials - 6.0% (Continued)
Materials - 6.0% (Continued)
Westgold Resources, Ltd. (Australia)	2,616	$11,006
Yara International A.S.A. (Norway)	1,579	92,324
Zeon Corp. (Japan)	900	10,256
		842,091
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.6%
British Land Co. PLC (The) (United Kingdom)	3,060	14,475
Cromwell Property Group (Australia)	58,544	16,058
Global One Real Estate Investment Corp. (Japan)	10	7,590
Growthpoint Properties Australia, Ltd. (Australia)	6,325	9,204
Hoshino Resorts REIT, Inc. (Japan)	5	7,674
Japan Hotel REIT Investment Corp. (Japan)	24	11,390
NTT DC REIT (Singapore) (b)	7,900	7,263
Retail Estates S.A. (Belgium)	96	7,373
Star Asia Investment Corp. (Japan)	22	7,676
		88,703
Real Estate Management & Development - 0.8%
Aroundtown S.A. (Germany)	2,432	6,474
Daiwa House Industry Co., Ltd. (Japan)	200	6,274
Dios Fastigheter A.B. (Sweden)	996	6,639
Hang Lung Group, Ltd. (Hong Kong)	2,000	3,824
Hysan Development Co., Ltd. (Hong Kong)	4,000	9,602
Platzer Fastigheter Holding A.B. (Sweden)	1,410	10,052
Property & Building Corp., Ltd. (Israel)	64	6,797
Tokyu Fudosan Holdings Corp. (Japan)	4,000	34,138
Vonovia S.E. (Germany)	247	6,178
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	7,000	20,372
		110,350
Utilities - 4.1%
Utilities - 4.1%
Drax Group PLC (United Kingdom)	1,220	14,417
EDP S.A. (Portugal)	3,340	17,673
Enel S.p.A. (Italy)	13,354	145,991
Engie S.A. (France)	4,643	149,626
Genesis Energy, Ltd. (New Zealand)	6,051	7,616

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Utilities - 4.1% (Continued)
Utilities - 4.1% (Continued)
Iren S.p.A. (Italy)	3,578	$10,121
Kansai Electric Power Co., Inc. (The) (Japan)	4,500	74,814
National Grid PLC (United Kingdom)	1,260	21,268
Naturgy Energy Group S.A. (Spain)	2,640	79,029
United Utilities Group PLC (United Kingdom)	2,575	44,897
		565,452

Total Common Stocks (Cost $12,307,840)		$13,755,492

PREFERRED STOCKS - 0.5%	Shares	Value
Consumer Discretionary - 0.2%
Automobiles & Components - 0.2%
Volkswagen A.G. (Germany)	311	$31,811

Health Care - 0.2%
Health Care Equipment & Services - 0.2%
Draegerwerk A.G. & Co. KGaA (Germany)	235	25,011

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hulic Co., Ltd. (Japan)	3,578	$10,121

Total Preferred Stocks (Cost $58,579)		$66,147

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Continued)

RIGHT - 0.0% (e)	Shares	Value
Utilities - 0.0% (e)
Utilities - 0.0% (e)
Genesis Energy, Ltd. (New Zealand) (d) (Cost $130)	765	$0

Investments at Value - 99.1% (Cost $12,366,549)		$13,821,639

Other Assets in Excess of Liabilities - 0.9%		131,110

Net Assets - 100.0%		$13,952,749

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $46,605, which represents 0.3% of net assets as of March 31, 2026.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of net assets. The total value of these securities is $8,446.
(e)	Percentage rounds to less than 0.1%.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND

Country Breakdown

March 31, 2026 (Unaudited)

Country	Value	% of Net Assets
Japan	$3,142,873	22.5%
United Kingdom	2,049,993	14.7%
France	1,472,135	10.6%
Switzerland	1,227,057	8.8%
Germany	1,179,854	8.5%
Australia	889,852	6.4%
Netherlands	681,260	4.9%
Spain	589,992	4.2%
Sweden	476,375	3.4%
Italy	467,036	3.3%
Denmark	308,604	2.2%
Singapore	276,290	2.0%
Hong Kong	263,299	1.9%
Belgium	188,200	1.4%
Norway	158,247	1.1%
Israel	151,218	1.1%
Finland	102,870	0.7%
Austria	98,620	0.7%
Ireland	27,518	0.2%
Cayman Islands	21,033	0.2%
Portugal	17,673	0.1%
New Zealand	16,044	0.1%
Luxembourg	9,069	0.1%
China	6,527	0.0%
Total Investments	$13,821,639	99.1%
Other Assets in Excess of Liabilities	131,110	0.9%
Net Assets	$13,952,749	100.0%

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Communication Services - 6.5%
Media & Entertainment - 6.5%
Alphabet, Inc. - Class C	4,268	$1,224,319
Meta Platforms, Inc. - Class A	785	449,122
Spotify Technology S.A. (Luxembourg) (a)	874	423,811
		2,097,252
Consumer Discretionary - 14.2%
Automobiles & Components - 1.6%
Ferrari N.V. (Netherlands)	1,538	520,536

Consumer Discretionary Distribution & Retail - 8.3%
Amazon.com, Inc. (a)	4,062	845,993
D'ieteren Group (Belgium)	5,029	931,096
Dollarama, Inc. (Canada)	4,036	495,239
O'Reilly Automotive, Inc. (a)	4,680	432,011
		2,704,339
Consumer Durables & Apparel - 1.1%
Brunello Cucinelli S.p.A. (Italy)	4,006	350,087

Consumer Services - 3.2%
Compass Group PLC (United Kingdom)	17,561	489,952
InterContinental Hotels Group PLC (United Kingdom)	4,156	548,072
		1,038,024
Consumer Staples - 3.8%
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	480	478,286

Food, Beverage & Tobacco - 2.3%
Lotus Bakeries N.V. (Belgium)	67	756,450

Energy - 5.2%
Energy - 5.2%
Chevron Corp.	3,257	673,873
Suncor Energy, Inc. (Canada)	15,299	1,011,417
		1,685,290

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Financials - 15.3%
Banks - 5.4%
Intesa Sanpaolo S.p.A. (Italy)	120,859	$730,911
JPMorgan Chase & Co.	3,424	1,007,204
		1,738,115
Financial Services - 3.6%
Partners Group Holding A.G. (Switzerland)	383	412,829
Visa, Inc. - Class A	2,555	772,223
		1,185,052
Insurance - 6.3%
Beazley PLC (United Kingdom)	34,088	575,945
Globe Life, Inc.	5,785	805,098
Reinsurance Group of America, Inc.	3,289	671,482
		2,052,525
Health Care - 8.4%
Health Care Equipment & Services - 3.4%
Boston Scientific Corp. (a)	4,212	264,303
IDEXX Laboratories, Inc. (a)	677	380,400
STERIS PLC (Ireland)	2,040	451,105
		1,095,808
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
AstraZeneca plc (United Kingdom)	2,326	454,811
Eli Lilly & Co.	412	378,945
Lonza Group A.G. (Switzerland)	611	391,983
Thermo Fisher Scientific, Inc.	829	407,478
		1,633,217
Industrials - 17.8%
Capital Goods - 15.6%
ATI, Inc. (a)	6,079	884,252
Fluidra S.A. (Spain)	21,510	498,928
Parker-Hannifin Corp.	530	474,477
Quanta Services, Inc.	1,294	710,432
Safran S.A. (France)	2,768	905,733
Schneider Electric S.E. (France)	2,354	641,160
Siemens Energy A.G. (Germany)	3,664	631,829
Trane Technologies PLC (Ireland)	731	304,637
		5,051,448

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Industrials - 17.8% (Continued)
Commercial & Professional Services - 2.2%
CACI International, Inc. - Class A (a)	622	$338,287
Waste Connections, Inc. (Canada)	2,407	390,993
		729,280
Information Technology - 23.7%
Semiconductors & Semiconductor Equipment - 9.3%
Infineon Technologies A.G. (Germany)	10,939	496,240
Marvell Technology, Inc.	4,808	476,232
Monolithic Power Systems, Inc.	813	888,894
NVIDIA Corp.	6,688	1,166,387
		3,027,753
Software & Services - 6.7%
Cadence Design Systems, Inc. (a)	1,304	362,343
Microsoft Corp.	3,185	1,178,991
Palo Alto Networks, Inc. (a)	3,971	636,631
		2,177,965
Technology Hardware & Equipment - 7.7%
Amphenol Corp. - Class A	2,777	350,874
Apple, Inc.	2,950	748,680
Arista Networks, Inc. (a)	4,572	561,350
Flex Ltd. (Singapore) (a)	6,970	456,256
Motorola Solutions, Inc.	878	381,026
		2,498,186
Materials - 1.6%
Materials - 1.6%
Linde PLC (Ireland)	1,038	514,599

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Real Estate - 1.4%
Real Estate Management & Development - 1.4%
CBRE Group, Inc. - Class A (a)	3,251	$440,380

Investments at Value - 97.9% (Cost $21,711,963)		$31,774,592

Other Assets in Excess of Liabilities - 2.1%		684,370

Net Assets - 100.0%		$32,458,962

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND

Country Breakdown

March 31, 2026 (Unaudited)

Country	Value	% of Net Assets
United States	$18,389,973	56.7%
United Kingdom	2,068,780	6.4%
Canada	1,897,649	5.8%
Belgium	1,687,546	5.2%
France	1,546,893	4.8%
Ireland	1,270,341	3.9%
Germany	1,128,069	3.5%
Italy	1,080,998	3.3%
Switzerland	804,812	2.5%
Netherlands	520,536	1.6%
Spain	498,928	1.5%
Singapore	456,256	1.4%
Luxembourg	423,811	1.3%
Total Investments	$31,774,592	97.9%
Other Assets in Excess of Liabilities	684,370	2.1%
Net Assets	$32,458,962	100.0%

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

CORPORATE BONDS - 80.9%	Coupon	Maturity	Par Value	Value
Finance - 7.6%
Banking - 4.3%
Bank of America Corp. (SOFR + 157) (a)	5.819%	09/15/29	$235,000	$242,423
JPMorgan Chase & Co. (SOFR + 157) (a)	6.087%	10/23/29	210,000	218,206
				460,629
Real Estate Investment Trusts - 3.3%
Host Hotels & Resorts LP, Series N	4.250%	12/15/28	140,000	138,341
Ventas Realty LP	4.400%	01/15/29	215,000	213,767
				352,108
Industrial - 59.1%
Aerospace / Defense - 1.7%
Hexcel Corp.	4.200%	02/15/27	185,000	184,387

Building Products - 1.5%
Vulcan Materials Co.	4.950%	12/01/29	155,000	157,356

Construction Machinery - 2.9%
CNH Industrial Capital LLC	4.550%	04/10/28	160,000	160,131
United Rentals North America, Inc.	4.875%	01/15/28	155,000	154,327
				314,458
Diversified Manufacturing - 4.0%
Keysight Technologies, Inc.	4.600%	04/06/27	210,000	210,237
Roper Technologies, Inc.	4.250%	09/15/28	215,000	213,597
				423,834
Electronics - 1.6%
Analog Devices, Inc. (b)	3.450%	06/15/27	175,000	173,499

Environmental - 2.3%
Waste Management, Inc.	3.875%	01/15/29	245,000	242,654

Healthcare Facilities / Supplies - 4.2%
HCA, Inc.	5.625%	09/01/28	215,000	219,266
Teleflex, Inc.	4.625%	11/15/27	235,000	232,936
				452,202
Independent Energy - 1.5%
EOG Resources, Inc.	4.400%	07/15/28	155,000	155,475

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 59.1% (continued)
Information / Data Technology - 0.7%
S&P Global, Inc.	4.750%	08/01/28	$75,000	$75,795

Lease / Rent - 4.3%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	8,646	8,490
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Series 2018-1 (b)	5.152%	03/20/28	140,000	140,691
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	279,721	279,434
United Airlines, Series 2020-1, Class A	5.875%	04/15/29	35,817	36,415
				465,030
Media - Cable - 2.1%
CCO Holdings LLC (b)	5.125%	05/01/27	63,000	62,929
TCI Communications, Inc., Series 2021-3, Class D	7.125%	02/15/28	150,000	157,395
				220,324
Media - Non-Cable - 1.5%
Omnicom Group Inc.	4.650%	10/01/28	160,000	160,303

Metals / Mining - 1.2%
Freeport-McMoran, Inc. (c)	4.375%	08/01/28	135,000	134,005

Midstream Energy - 1.6%
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	167,920

Other Industrial - 2.1%
Cintas Corp.	4.200%	05/01/28	225,000	224,618

Packaging - 3.2%
Berry Global, Inc.	5.500%	04/15/28	155,000	158,024
Crown Americas LLC	4.250%	09/30/26	180,000	179,312
				337,336
Paper & Forest Products - 2.2%
Georgia Pacific Corp.	7.250%	06/01/28	225,000	238,250

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 59.1% (continued)
Railroads - 2.0%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	$205,000	$214,797

Restaurants - 3.5%
Darden Restaurants, Inc.	4.350%	10/15/27	160,000	159,629
McDonald's Corp.	5.000%	05/17/29	205,000	209,654
				369,283
Retail Stores - 6.2%
AutoNation, Inc.	3.800%	11/15/27	220,000	217,287
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,318
Dick's Sporting Goods, Inc. (b)	4.000%	10/01/29	130,000	126,493
O'Reilly Automotive, Inc.	3.900%	06/01/29	250,000	245,925
				669,023
Services - 1.8%
Service Corp. International	7.500%	04/01/27	185,000	189,361

Supermarkets - 2.2%
Alimentation Couche-Tard, Inc. (b)(c)	3.550%	07/26/27	240,000	237,229

Vehicle Parts - 1.4%
Allison Transmission, Inc. (b)	4.750%	10/01/27	155,000	154,039

Wireless Telecommunications - 1.0%
Sprint Capital Corp.	6.875%	11/15/28	100,000	105,731

Wireline Telecommunications - 2.4%
AT&T, Inc.	6.375%	06/01/28	245,000	252,783

Utility - 14.2%
Electric - 14.2%
Ameren Corp.	1.750%	03/15/28	165,000	156,896
DTE Energy Co.	3.800%	03/15/27	280,000	276,749
Duke Power Co. LLC, Series A	6.000%	12/01/28	210,000	218,890

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND
STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 80.9% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 14.2% (continued)
Electric - 14.2% (continued)
National Rural Utilities Cooperative Finance Corp.	3.700%	03/15/29	$220,000	$215,773
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	236,028
Pacific Gas & Electric Co.	6.100%	01/15/29	245,000	253,521
Wec Energy Group, Inc.	5.150%	10/01/27	155,000	156,669
				1,514,526

Total Corporate Bonds (Cost $8,626,507)				$8,646,955

ASSET BACKED SECURITIES - 5.3%	Coupon	Maturity	Par Value	Value
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	$20,000	$19,969
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	69,688	69,882
Daimler Trucks Retail Trust, Series 2024-1, Class A-3	5.490%	12/15/27	67,130	67,504
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	77,869	78,318
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	5,969
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	219,193	221,298
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	1,520	1,521
World Omni Auto Receivable Trust, Series 2024-A, Class A-3	4.860%	03/15/29	106,620	107,080
Total Asset Backed Securities (Cost $567,125)				$571,541

SEGALL BRYANT & HAMILL SHORT TERM PLUS FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 7.8%	Coupon	Maturity	Par Value	Value
United States Treasury	4.250%	03/15/27	$350,000	$351,690
United States Treasury	4.125%	10/31/27	160,000	160,663
United States Treasury	4.875%	10/31/28	315,000	323,035
Total U.S. Treasury Bonds & Notes (Cost $833,651)				$835,388

Investments at Value - 94.0% (Cost $10,027,283)				$10,053,884

Other Assets in Excess of Liabilities - 6.0%				641,180

Net Assets - 100.0%				$10,695,064

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

CORPORATE BONDS - 38.5%	Coupon	Maturity	Par Value	Value
Finance - 11.3%
Banking - 5.7%
American Express Co. (SOFR +109) (a)	5.532%	04/25/30	$5,041,000	$5,190,474
Bank of America Corp., Series N, (SOFR + 153) (a)	1.898%	07/23/31	13,475,000	12,001,424
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	6,362,000	5,691,087
JP Morgan Chase & Co. (3M SOFR + 110.5) (a)	1.764%	11/19/31	4,850,000	4,257,727
PNC Financial Services Group, Inc. (SOFR + 228.4) (a)(b)	6.875%	10/20/34	6,585,000	7,274,910
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,581,749
Wells Fargo & Co., Series U (SOFR + 150) (a)	3.350%	03/02/33	2,072,000	1,902,481
				41,899,852
Mortgage Banking - 0.5%
Provident Funding Associates LP/PFG Finance Corp. (c)	9.750%	09/15/29	3,650,000	3,747,079

Noncaptive Diversified Financial Companies - 1.1%
Aviation Capital Group LLC (c)	6.250%	04/15/28	2,875,000	2,955,166
GATX Corp.	3.500%	06/01/32	5,797,000	5,340,419
				8,295,585
Real Estate Investment Trusts - 4.0%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	7,809,000	6,942,400
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,477,885
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,747,906
Ventas Realty LP	5.000%	01/15/35	4,845,000	4,754,069
Vici Properties, Inc. (c)	4.500%	01/15/28	4,000,000	3,976,364
				28,898,624
Industrial - 20.4%
Automobile Manufacturing - 1.1%
Ford Motor Credit Co., LLC	7.350%	11/04/27	3,425,000	3,534,762
General Motors Financial Co., Inc.	5.050%	04/04/28	3,855,000	3,888,467
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	473,156
				7,896,385

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.4% (continued)
Beverage / Bottling - 0.2%
Anheuser-Busch InBev Worldwide, Inc.	6.625%	08/15/33	$1,575,000	$1,750,462

Building Products - 2.0%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,513,682
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,785,178
Masco Corp.	6.500%	08/15/32	6,205,000	6,688,280
				14,987,140
Construction Machinery - 1.1%
Brunswick Corp.	2.400%	08/18/31	4,798,000	4,160,372
BWX Technologies, Inc. (c)	4.125%	06/30/28	4,169,000	4,053,608
				8,213,980
Consumer Products - 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,680,371

Diversified Manufacturing - 1.5%
Eaton Corp.	4.500%	03/06/33	4,855,000	4,788,442
Otis Worldwide Corp.	5.125%	11/19/31	3,566,000	3,647,898
Vontier Corp.	2.400%	04/01/28	2,800,000	2,683,804
				11,120,144
Electronics - 0.5%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,251,523

Healthcare Facilities / Supplies - 1.0%
HCA, Inc.	3.500%	09/01/30	4,250,000	4,035,975
Tenet Healthcare Corp.	4.250%	06/01/29	3,655,000	3,544,075
				7,580,050
Home Building - 0.5%
KB Home	4.800%	11/15/29	3,594,000	3,499,702

Independent Energy - 2.0%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,772,714
Range Resources Corp. (c)	4.750%	02/15/30	4,320,000	4,212,242
SM Energy Co.	6.500%	07/15/28	3,652,000	3,661,532
				14,646,488

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.4% (continued)
Media - Cable - 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. (c)	5.000%	02/01/28	$4,140,000	$4,106,012

Midstream Energy - 1.6%
Tennessee Gas Pipeline Co., LLC	8.375%	06/15/32	6,309,000	7,406,071
Transcontinental Gas Pipe Line Co., LLC	3.250%	05/15/30	4,840,000	4,600,781
				12,006,852
Other Industrial - 1.4%
Fedex Freight Holding Co., CV (c)	5.250%	03/15/36	1,650,000	1,596,357
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,687,431
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,710,199
				9,993,987
Packaging - 1.4%
Avery Dennison Corp.	2.650%	04/30/30	2,485,000	2,297,058
Avery Dennison Corp.	2.250%	02/15/32	2,865,000	2,488,805
Crown Americas LLC	5.250%	04/01/30	3,542,000	3,538,348
Silgan Holdings, Inc.	4.125%	02/01/28	1,925,000	1,882,572
				10,206,783
Pharmaceuticals - 1.0%
Pfizer Investment Enterprises Pte., Ltd.	4.450%	05/19/28	6,000,000	6,035,610
Teva Pharmaceuticals Finance	3.150%	10/01/26	1,571,000	1,555,382
				7,590,992
Retail Stores - 1.0%
Dick's Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,476,645
Group 1 Automotive, Inc. (c)	4.000%	08/15/28	3,615,000	3,498,284
				6,974,929
Services - 1.2%
Block Financial LLC	3.875%	08/15/30	3,675,000	3,465,496
Rayonier LP	2.750%	05/17/31	6,000,000	5,393,140
				8,858,636

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 20.4% (continued)
Supermarkets - 0.5%
Alimentation Couch-Tard, Inc. (c)	5.077%	09/29/35	$3,790,000	$3,750,893

Transportation Services - 1.3%
Fedex Corp.	3.900%	02/01/35	2,245,000	2,053,483
Fedex Corp.	5.100%	01/15/44	4,000,000	3,648,856
XPO CNW, Inc.	6.700%	05/01/34	3,592,000	3,680,769
				9,383,108
Utility - 6.8%
Electric - 6.8%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,785,820
National Rural Utility Cooperative Finance Corp.	2.400%	03/15/30	1,650,000	1,532,020
National Rural Utility Cooperative Finance Corp.	2.750%	04/15/32	2,270,000	2,032,901
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,386,536
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,812,041
Peco Energy Co.	4.900%	06/15/33	3,954,000	3,979,463
PG&E Corp.	5.000%	07/01/28	4,866,000	4,827,911
PG&E Corp.	5.250%	07/01/30	2,500,000	2,466,980
Pinnacle West Capital Corp.	4.900%	05/15/28	2,774,000	2,794,860
Virginia Electric & Power Co., Series A	6.000%	05/15/37	6,321,000	6,645,422
Vistra Operations Corp. (c)	6.875%	04/15/32	3,388,000	3,506,402
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,474,418
				50,244,774

Total Corporate Bonds (Cost $285,819,743)				$287,038,733

MUNICIPAL BONDS – 1.9%	Coupon	Maturity	Par Value	Value
California - 0.8%
California Municipal Finance Authority, Series 2021 (b)(d)	3.637%	07/01/30	$6,720,000	$6,132,490

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS – 1.9% (Continued)	Coupon	Maturity	Par Value	Value
Nebraska - 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	$3,840,000	$3,841,985

New Hampshire - 0.6%
National Finance Authority, Series 2021	3.778%	01/01/36	5,975,000	4,397,480

Total Municipal Bonds (Cost $16,774,087)				$14,371,955

ASSET BACKED SECURITIES - 2.0%	Coupon	Maturity	Par Value	Value
Toyota Auto Receivables Owner Trust, Series 2025-A, Class A-3	4.640%	08/15/29	$2,535,000	$2,551,387
Trinity Rail Leasing LP, Series 2022-1, Class A (c)	4.550%	05/19/52	4,518,490	4,454,385
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	5,999,189
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,850,000	1,863,257
Total Asset Backed Securities (Cost $14,855,036)				$14,868,218

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 13.6%
Pool #781958(H15T1Y + 225) (a)	6.375%	09/01/34	$9,790	$10,070
Pool #G08061	5.500%	06/01/35	20,913	21,607
Pool #A42128	5.500%	01/01/36	60,212	62,154
Pool #G02386	6.000%	11/01/36	127,482	133,872
Pool #G08607	4.500%	09/01/44	420,261	415,133
Pool #SD8092	3.000%	09/01/50	5,175,722	4,561,026
Pool #SD8129	2.500%	02/01/51	3,665,929	3,116,037
Pool #SD8151	2.500%	06/01/51	9,261,298	7,857,598
Pool #SD8194	2.500%	02/01/52	2,519,965	2,133,301
Pool #SD8196	3.500%	02/01/52	9,196,044	8,483,425
Pool #SD8202	3.500%	02/01/52	12,596,493	11,623,946
Pool #SD8201	3.000%	03/01/52	5,882,014	5,178,921
Pool #RA6910	3.500%	03/01/52	3,583,892	3,310,263

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corp. - 13.6% (continued)
Pool #SD8214	3.500%	05/01/52	$2,538,722	$2,330,190
Pool #SD8215	4.000%	05/01/52	6,593,644	6,243,000
Pool #RA7554	4.000%	06/01/52	3,949,945	3,744,384
Pool #SD8231	4.500%	07/01/52	7,084,339	6,868,007
Pool #SD8235	3.000%	08/01/52	3,913,567	3,444,737
Pool #SD8238	4.500%	08/01/52	5,608,561	5,429,207
Pool #SD8246	5.000%	09/01/52	5,794,253	5,743,538
Pool #SD8420	5.500%	04/01/54	6,265,020	6,299,813
Pool #SD8494	5.500%	01/01/55	5,158,982	5,184,980
Pool #SD8533	5.500%	05/01/55	7,300,057	7,336,885
				99,532,094
Federal National Mortgage Association - 12.7%
Pool #735897	5.500%	10/01/35	162,692	167,088
Pool #888016	5.500%	05/01/36	266,083	274,577
Pool #AL3287, Series 2013	4.500%	09/01/41	672,366	665,413
Pool #MA1700, Series 2013	4.500%	12/01/43	540,146	532,889
Pool #MA1971	4.500%	06/01/44	101,975	100,605
Pool #MA2005	4.500%	08/01/44	220,078	217,121
Pool #CB3110	2.500%	03/01/47	965,167	822,249
Pool #MA4020	3.000%	05/01/50	4,215,212	3,744,508
Pool #CA5960	2.500%	06/01/50	6,753,808	5,796,103
Pool #MA4048	3.000%	06/01/50	4,108,334	3,650,845
Pool #CA8256	2.500%	08/01/50	7,041,799	5,933,062
Pool #MA4097	3.000%	08/01/50	4,102,557	3,641,886
Pool #FM6110	3.000%	09/01/50	3,884,159	3,488,975
Pool #MA4121	3.000%	09/01/50	3,078,903	2,731,263
Pool #FS0672	2.000%	01/01/51	4,185,322	3,425,170
Pool #BT0417	2.500%	06/01/51	3,126,678	2,651,798
Pool #MA4379	2.500%	07/01/51	3,434,004	2,912,983
Pool #MA4438	2.500%	10/01/51	4,829,991	4,094,149
Pool #MA4514	3.500%	01/01/52	1,339,465	1,236,194
Pool #MA4580	3.500%	04/01/52	1,089,152	999,744
Pool #BV7245	4.000%	05/01/52	2,635,719	2,494,816
Pool #MA4644	4.000%	05/01/52	10,781,430	10,208,082
Pool #MA4732	4.000%	09/01/52	684,948	649,177

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES PASSTHROUGH - 29.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 12.7% (continued)
Pool #MA4761	5.000%	09/01/52	$5,918,761	$5,866,957
Pool #MA4894	6.000%	01/01/53	945,130	967,900
Pool #MA5008	4.500%	05/01/53	6,205,124	6,010,511
Pool #MA5164	5.000%	10/01/53	5,218,646	5,164,935
Pool #MA5216	6.000%	12/01/53	3,655,752	3,732,874
Pool #MA5295	6.000%	03/01/54	1,930,616	1,968,007
Pool #MA5531	5.500%	11/01/54	6,702,491	6,736,643
Pool #MA5674	6.000%	04/01/55	2,080,102	2,120,387
				93,006,911
Government National Mortgage Association - 3.4%
Pool #MA7590M	3.000%	09/20/51	6,263,442	5,596,395
Pool #MA7769M	3.500%	12/20/51	3,889,915	3,604,003
Pool #MA8801M	5.500%	04/20/53	4,955,361	5,029,638
Pool #MB0816M	6.500%	12/20/55	2,186,842	2,280,537
Pool #MB0874M	6.500%	01/20/56	8,066,528	8,402,403
				24,912,976

Total Mortgage-Backed Securities Passthrough (Cost $227,688,038)				$217,451,981

U.S. TREASURY BONDS & NOTES - 25.3%	Coupon	Maturity	Par Value	Value
United States Treasury	2.375%	05/15/27	$15,608,000	$15,362,906
United States Treasury	2.625%	02/15/29	12,860,000	12,442,050
United States Treasury	0.625%	08/15/30	14,208,000	12,338,760
United States Treasury	3.625%	12/31/30	8,001,000	7,892,236
United States Treasury	2.750%	08/15/32	13,961,000	12,912,289
United States Treasury	3.375%	05/15/33	24,117,000	22,974,269
United States Treasury	4.625%	02/15/35	14,776,000	15,160,407
United States Treasury	3.125%	11/15/41	15,742,000	12,881,383
United States Treasury	4.625%	11/15/55	2,250,000	2,149,805
United States Treasury	1.125%	05/15/40	8,800,000	5,543,313
United States Treasury	1.750%	08/15/41	21,234,000	14,196,090
United States Treasury	2.500%	02/15/45	24,725,000	17,339,372
United States Treasury	1.375%	08/15/50	36,650,000	17,921,277

SEGALL BRYANT & HAMILL PLUS BOND FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 25.3% (Continued)	Coupon	Maturity	Par Value	Value
United States Treasury	2.875%	05/15/52	$23,137,000	$16,045,871
Total U.S. Treasury Bonds & Notes (Cost $187,653,550)				$185,160,028

Investments at Value - 97.4% (Cost $732,790,454)				$714,436,530

Other Assets in Excess of Liabilities - 2.6%				18,904,572

Net Assets - 100.0%				$733,341,102

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,132,490, which represents 0.8% of net assets as of March 31, 2026.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

CORPORATE BONDS - 96.6%	Coupon	Maturity	Par Value	Value
Finance - 11.2%
Mortgage Banking - 1.6%
Provident Funding Associates LP/PFG Finance Corp. (a)	9.750%	09/15/29	$966,000	$991,693

Other Finance - 2.4%
Outfront Media Capital LLC (a)	4.250%	01/15/29	1,550,000	1,494,201

Real Estate Investment Trusts - 7.2%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	1,330,000	1,182,404
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,926,271
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,500,000	1,396,252
				4,504,927
Industrial - 77.9%
Aerospace / Defense - 0.4%
Hexcel Corp.	4.200%	02/15/27	265,000	264,121

Automobile Manufacturing - 3.4%
Ford Motor Co.	7.400%	11/01/46	640,000	646,588
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,450,000	1,435,547
				2,082,135
Building Products - 1.7%
Quikrete Holdings, Inc. (a)	6.375%	03/01/32	747,000	757,460
Quikrete Holdings, Inc. (a)	6.750%	03/01/33	300,000	304,692
				1,062,152
Chemicals - 4.5%
Axalta Coating Systems LLC (a)	4.750%	06/15/27	520,000	516,482
Axalta Coating Systems LLC (a)	3.375%	02/15/29	1,000,000	946,166
Olin Corp.	5.625%	08/01/29	676,000	667,880
Olin Corp.	5.000%	02/01/30	675,000	646,573
				2,777,101
Construction Machinery - 7.4%
Brunswick Corp.	2.400%	08/18/31	1,389,000	1,204,409
BWX Technologies, Inc. (a)	4.125%	06/30/28	1,540,000	1,497,375
United Rentals North America, Inc.	4.875%	01/15/28	961,000	956,828

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Construction Machinery - 7.4% (continued)
United Rentals, Inc.	3.875%	02/15/31	$1,020,000	$958,871
				4,617,483
Consumer Products - 4.1%
Central Garden & Pet Co.	4.125%	10/15/30	1,350,000	1,270,107
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	488,787
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	808,362
				2,567,256
Diversified Manufacturing - 4.2%
ATS Automation Tooling Systems, Inc. (a)	4.125%	12/15/28	1,315,000	1,267,296
Griffon Corp.	5.750%	03/01/28	1,336,000	1,333,187
				2,600,483
Electronics - 1.9%
QORVO, Inc.	4.375%	10/15/29	1,181,000	1,154,902

Environmental - 1.6%
Clean Harbors, Inc. (a)	5.125%	07/15/29	995,000	982,783

Healthcare Facilities / Supplies - 2.8%
Teleflex, Inc.	4.625%	11/15/27	1,333,000	1,321,295
Tenet Healthcare Corp.	6.125%	10/01/28	436,000	437,013
				1,758,308
Home Builders - 2.1%
KB Home	6.875%	06/15/27	1,310,000	1,322,001

Independent Energy - 7.6%
APA Corp.	4.250%	01/15/30	680,000	669,233
Occidental Petroleum Corp.	7.875%	09/15/31	1,300,000	1,475,869
Range Resources Corp. (a)	4.750%	02/15/30	1,315,000	1,282,199
SM Energy Co.	6.500%	07/15/28	1,325,000	1,328,458
				4,755,759
Media - Cable - 4.0%
Nexstar Escrow, Inc. (a)	5.625%	07/15/27	1,135,000	1,134,460
Sirius XM Radio, Inc. (a)	5.500%	07/01/29	1,350,000	1,345,433
				2,479,893

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Media - Non-Cable - 4.2%
Discovery Communications, LLC	3.625%	05/15/30	$885,000	$822,807
Lamar Media Corp.	3.750%	02/15/28	775,000	753,781
Lamar Media Corp.	4.875%	01/15/29	815,000	805,290
Nexstar Broadcasting, Inc. (a)	4.750%	11/01/28	225,000	221,234
				2,603,112
Metals / Mining - 2.1%
FMG Resources August 2006 Pty., Ltd. (a)	4.500%	09/15/27	1,319,000	1,306,105

Other Industrial - 1.5%
Fedex Freight Holding Co., CV (a)	5.250%	03/15/36	315,000	304,759
LKQ Corp. (b)	6.250%	06/15/33	600,000	618,123
				922,882
Packaging - 4.7%
Ball Corp.	2.875%	08/15/30	350,000	318,562
Crown Americas LLC	5.250%	04/01/30	1,250,000	1,248,711
Silgan Holdings, Inc.	4.125%	02/01/28	1,358,000	1,328,069
				2,895,342
Pharmaceuticals - 1.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	653,000	646,508

Restaurants - 2.0%
Papa Johns International, Inc. (a)	3.875%	09/15/29	1,000,000	947,696
YUM Brands, Inc.	3.625%	03/15/31	350,000	323,321
				1,271,017
Retail Stores - 6.2%
Asbury Automotive Group, Inc.	4.500%	03/01/28	1,225,000	1,202,950
Dick's Sporting Goods, Inc.	4.100%	01/15/52	435,000	308,106
Group 1 Automotive, Inc. (a)	4.000%	08/15/28	1,064,000	1,029,647
L Brands, Inc.	5.250%	02/01/28	1,303,000	1,301,700
				3,842,403
Services - 4.5%
AECOM (a)	6.000%	08/01/33	930,000	928,978
Service Corp. International	4.625%	12/15/27	1,200,000	1,187,846

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.6% (Continued)	Coupon	Maturity	Par Value	Value
Industrial - 77.9% (continued)
Services - 4.5% (continued)
TopBuild Corp. (a)	3.625%	03/15/29	$697,000	$663,743
				2,780,567
Steel - 1.0%
ATI, Inc.	4.875%	10/01/29	650,000	641,330

Transportation Services - 2.1%
XPO Logistics, Inc.	6.700%	05/01/34	1,290,000	1,321,880

Vehicle Parts - 2.1%
Allison Transmission, Inc. (a)	4.750%	10/01/27	649,000	644,977
Allison Transmission, Inc. (a)	3.750%	01/30/31	704,000	655,305
				1,300,282
Wireline Telecommunications - 0.8%
DIRECTV Financing LLC (a)	5.875%	08/15/27	481,000	480,493

SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND

STATEMENT OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.6% (Continued)	Coupon	Maturity	Par Value	Value
Utility - 7.5%
Electric - 7.5%
NextEra Energy, Inc. (c)	6.500%	08/15/55	150,000	154,789
NRG Energy, Inc. (a)	3.625%	02/15/31	1,352,000	1,244,991
PG&E Corp.	5.000%	07/01/28	950,000	942,564
PG&E Corp.	5.250%	07/01/30	704,000	694,702
Southern Co., Series 2025-B (c)	6.375%	03/15/55	155,000	159,424
Vistra Operations Corp. (a)	6.875%	04/15/32	1,390,000	1,438,577
				4,635,047

Investments at Value - 96.6% (Cost $61,294,446)				$60,062,166

Other Assets in Excess of Liabilities - 3.4%				2,125,682

Net Assets - 100.0%				$62,187,848

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 80.6%	Coupon	Maturity	Par Value	Value
CMBS - 1.1%
Multi-Family Housing - 1.1%
Federal Home Loan Mortgage Corp., Series ML-28	4.534%	11/25/42	$2,000,000	$2,044,135

General Obligation - 12.7%
Local - 12.7%
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/27	1,450,000	1,430,365
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/28	1,450,000	1,384,913
Chambers County Texas Improvement District No. 1, Series 2020 (a)	2.000%	09/01/29	1,455,000	1,361,930
City of Austin TX, Series 2025	5.000%	09/01/43	1,000,000	1,085,067
Cool Water Municipal Utility District, BAM, Series 2023-A (a)(b)	7.000%	08/15/30	380,000	428,009
Eanes Independent School District, Series 2025	5.250%	08/01/42	835,000	911,730
Fairfield Independent School District, Series 2025	5.250%	08/15/42	570,000	624,937
Fairfield Independent School District, Series 2025	5.250%	08/15/43	345,000	375,836
Harris County Texas Municipal Utility District No. 504, Series 2019	3.125%	09/01/49	225,000	157,500
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/41	400,000	457,717
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/43	250,000	282,661
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/44	525,000	589,068
Jackson County Consolidated School District No. 4, Series 2025	5.750%	03/01/45	500,000	556,424
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (a)	3.000%	03/01/35	450,000	406,750
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,484,307

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 12.7% (continued)
Local - 12.7% (Continued)
Ohio EHOVE Joint Vocational School District, Series 2025	5.500%	12/01/41	$880,000	$954,732
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	569,306
Sanitary and Improvement District No. 425 of Douglas County Nebraska, Series 2023	4.900%	11/01/33	4,000,000	4,095,567
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,844,154
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/35	525,000	474,887
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/36	540,000	478,776
Sunfield Municipal Utility District No. 3, Series 2021 (a)	3.000%	09/01/37	550,000	477,145
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	685,000
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.000%	09/01/27	100,000	99,196
Travis County Texas Municipal Utility District No. 21, Series 2016 (a)	3.500%	09/01/33	215,000	208,783
West Harris County Texas Municipal District No. 5, Series 2015 (a)	3.375%	09/01/27	105,000	104,004
				23,528,764
Local Authority - 3.0%
Education - 2.5%
Administrators of the Tulane Educational Fund, Series 2013-C (a)	5.000%	10/01/47	170,000	154,422
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (a)	5.625%	06/01/50	4,550,000	4,502,412
				4,656,834

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 3.0% (continued)
Public Services - 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (a)(c)	5.250%	12/01/35	$880,000	$851,920

Revenue – 49.9%
Education - 0.0% (d)
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	60,000	59,837
Pennsylvania Higher Educational Facilities Authority, Series 2016 (a)	3.000%	05/01/37	15,000	12,787
				72,624
Healthcare - 1.0%
Illinois Finance Authority, Series 2019	3.691%	11/01/34	1,930,000	1,932,396

Housing - 29.7%
California State Department of Veteran Affairs, Series 2016-B	3.250%	12/01/36	65,000	61,507
California State Department of Veteran Affairs, Series 2016-B	3.375%	12/01/41	775,000	725,569
California State Department of Veteran Affairs, Series 2016-B	3.500%	12/01/46	120,000	106,182
City of Raleigh North Carolina Housing Authority, Series 2025	3.150%	01/01/44	2,225,000	2,230,540
Columbus Franklin County Ohio Finance Authority, Series 2025	3.190%	06/01/44	1,100,000	1,103,483
Connecticut Housing Finance Authority, Series 2016-E	3.000%	11/15/36	205,000	184,145
Connecticut Housing Finance Authority, Series 2016-A	3.500%	05/15/51	145,000	134,597
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (a)	3.000%	05/15/51	480,000	471,943

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Housing - 29.7% (Continued)
Florida Housing Finance Corp., Series 2025-F-2	3.650%	05/01/28	$360,000	$361,921
Florida Housing Finance Corp., Series 2025-SFR	2.850%	10/01/43	715,000	711,706
Florida Housing Finance Corp., Series 2024-L (a)	3.500%	07/01/58	2,000,000	2,013,347
Georgia Housing & Finance Authority, Series 2016-A	3.350%	12/01/41	665,000	595,607
Georgia Housing & Finance Authority, Series 2017-B	3.550%	12/01/42	70,000	65,248
Georgia Housing & Finance Authority, Series 2013-A	3.900%	12/01/43	5,000	4,840
Georgia Housing & Finance Authority, Series 2017-B	3.600%	06/01/44	205,000	184,242
Georgia Housing & Finance Authority, Series 2016-B-1	3.500%	12/01/46	65,000	55,326
Housing Authority of the City of College Park Georgia, Series 2025	3.450%	04/01/44	2,035,000	2,048,455
Knoxville Tennessee Community Development Corp., Series 2025	3.150%	05/01/46	4,475,000	4,482,178
Lee County Florida Housing Finance Authority, Series 2025	3.500%	12/01/42	1,000,000	1,004,630
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	460,060
Metropolitan Government of Nashville and Davidson County, Tennessee (The), Series 2025	5.000%	10/01/28	2,765,000	2,844,869
Michigan State Housing Development Authority, Series 2019-B	3.100%	12/01/44	240,000	198,834
Minnesota State Housing Finance Agency, Series 2021-F (a)	1.850%	07/01/32	470,000	410,285
Mississippi Home Corp. Single Family Mortgage, Series 2026-A	5.500%	06/01/45	1,850,000	1,975,665

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Housing - 29.7% (Continued)
Missouri Housing Development Commission, Series 2016-B	3.100%	11/01/41	$20,000	$17,706
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	800,000	679,953
Nebraska Investment Finance Authority, Series 2024-E	5.000%	03/01/49	1,750,000	1,776,047
Nevada Housing Division Single-Family Mortgage, Series 2026-B	5.500%	10/01/46	1,500,000	1,619,597
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,379,457
New Hampshire Single-Family Mortgage, Series 2026-A	6.000%	07/01/51	3,250,000	3,488,636
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	180,155
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	358,273
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,500,938
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	524,631
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	378,757
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	717,655
New York State Mortgage Agency, Series 223	3.000%	10/01/39	1,350,000	1,179,529
New York State Mortgage Agency, Series 195	3.550%	04/01/40	100,000	93,800
New York State Mortgage Agency, Series 203	3.500%	10/01/41	300,000	276,283
New York State Mortgage Agency, Series 189	3.850%	10/01/44	20,000	18,512
New York State Mortgage Agency, Series 190	3.850%	10/01/45	10,000	9,268

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Housing - 29.7% (Continued)
Norfolk Redevelopment & Housing Authority, Series 2023 (a)	5.000%	05/01/43	$325,000	$325,564
Ohio Housing Finance Agency, Series 2024-C (a)	7.500%	03/01/49	2,395,000	2,840,507
Pennsylvania Housing Finance Agency, Series 2017-123-B	3.450%	10/01/32	620,000	612,368
Pennsylvania Housing Finance Agency, Series 2015-117-B (a)	3.900%	10/01/35	10,000	9,621
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2015-118B	3.800%	10/01/35	50,000	49,344
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-120	3.200%	04/01/40	185,000	162,905
Pennsylvania Housing Finance Agency Single Family Mortgage, Series 2016-121	3.200%	10/01/41	210,000	181,888
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	627,282
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	308,578
South Dakota Housing Development Authority, Series 2020-C (a)	3.500%	05/01/51	445,000	443,408
Texas Department of Housing & Community Affairs, Series 2019-A (a)	3.625%	09/01/44	915,000	819,247
Utah Housing Corp., Series 2026	2.650%	03/01/45	1,080,000	1,062,823
Utah Housing Corp., Series 2021-IA	2.500%	08/21/51	5,987,123	5,064,236
Virginia Housing Development Authority, Series 2012-C-2	3.450%	04/01/38	165,000	165,019
Washington State Housing Finance Commission, Series 2013 1N	3.500%	12/01/33	530,000	517,847
West Virginia Housing Development Fund, Series 2026	2.875%	11/01/28	525,000	523,693
West Virginia Housing Development Fund, Series 2019-B	3.050%	11/01/44	135,000	111,983

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Housing - 29.7% (Continued)
West Virginia Housing Development Fund, Series 2020-A	2.750%	11/01/45	$1,100,000	$819,918
West Virginia Housing Development Fund, Series 2020-A	2.800%	11/01/50	600,000	427,186
West Virginia Housing Development Fund, Series 2024-A	4.650%	11/01/54	170,000	164,160
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,200,000	1,043,796
				54,915,749
Industrial Development - 5.1%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (a)	1.800%	09/01/29	3,900,000	3,612,085
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (a)	2.200%	10/01/32	1,900,000	1,683,747
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	483,556
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	663,155
South Carolina Jobs-Economic Development Authority, Series 2024 (c)	3.700%	12/15/27	3,000,000	2,999,965
				9,442,508
Lease / Rent - 0.5%
Noblesville High School Building Corp., Series 2023 (a)	6.000%	01/15/43	830,000	928,849

Other - 0.0% (d)
Colorado Education & Cultural Facilities Authority, Series 2015-B (a)	4.000%	12/01/38	45,000	41,653

Recreation - 1.6%
City of Fort Worth Texas, Series 2025	5.500%	03/01/42	400,000	432,708
City of Fort Worth Texas, Series 2025	5.500%	03/01/43	210,000	224,727

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Recreation - 1.6% (Continued)
City of Fort Worth Texas, Series 2025	5.500%	03/01/44	$2,195,000	$2,333,049
				2,990,484
State and Non-State Appropriated Tobacco - 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (a)	4.000%	06/01/34	150,000	149,282

Tax - 2.5%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,900,000	1,904,553
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	900,000	901,864
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/34	400,000	399,010
Northglenn Urban Renewal Authority, Series 2019 (a)	4.000%	12/01/35	525,000	519,319
Village Community Development District No. 7, Series 2015 (a)	4.000%	05/01/36	985,000	960,082
				4,684,828
Transportation - 5.4%
Colorado High Performance Transportation Enterprise, Series 2014 (a)	5.750%	01/01/44	750,000	750,493
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/43	1,240,000	1,358,748
Dallas Fort Worth International Airport, Series 2025-B	5.250%	11/01/44	2,250,000	2,447,007
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.000%	11/15/38	1,575,000	1,553,107
La Paz County Arizona Industrial Development Authority, Series 2016-A (a)(c)	7.125%	11/15/45	735,000	699,082

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 49.9% (continued)
Transportation - 5.4% (Continued)
Love Field Airport Modernization Corp., Series 2017 (a)	5.000%	11/01/33	$400,000	$403,404
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	475,000	499,198
Pharr Texas International Toll Bridge System, Series 2021 (a)	4.000%	08/15/33	5,000	5,086
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	451,479
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	254,072
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	514,081
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	1,000,000	999,312
				9,935,069
Utilities - 4.0%
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,354,807
Louisville and Jefferson County Metropolitan Sewer District, Series 2016-A	3.000%	05/15/46	265,000	209,717
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,049,344
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,736,873
				7,350,741
Variable Rate Demand Note - 13.9%
Connecticut Health & Educational Facilities, Series 2010A-4	2.550%	07/01/49	4,150,000	4,150,000
Iowa Finance Authority, Series 2019-E	2.420%	01/01/49	4,000,000	4,000,000
King County Washington Sewer, Series 2025-B	2.700%	01/01/42	2,000,000	2,000,000
New York City Municipal Water Authority, Series 2025-BB	2.650%	03/15/44	4,000,000	4,000,000

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 80.6% (Continued)	Coupon	Maturity	Par Value	Value
Variable Rate Demand Note - 13.9% (continued)
State of Ohio University Hospital Health System, Series 2025-C	2.800%	01/15/50	$2,000,000	$2,000,000
Tarrant County Texas Cultural Education Facilities, Series 2024-A	2.550%	08/01/50	5,000,000	5,000,000
Tarrant County Texas Cultural Education Facilities, Series 2011-C	2.650%	11/15/50	4,500,000	4,500,000
				25,650,000

Total Municipal Bonds (Cost $150,368,294)				$149,175,836

CORPORATE BONDS - 4.5%	Coupon	Maturity	Par Value	Value
Industrial - 4.5%
Services - 4.5%
IPMI 3 LLC, Series 2021 (e) (Cost $9,052,547)	3.900%	12/01/28	$9,000,000	$8,219,017

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BONDS & NOTES - 5.3%	Coupon	Maturity	Par Value	Value
United States Treasury (Cost $9,783,235)	3.750%	10/31/32	$10,000,000	$9,796,094

Investments at Value - 90.4% (Cost $169,204,076)				$167,190,947

Other Assets in Excess of Liabilities - 9.6%				17,821,726

Net Assets - 100.0%				$185,012,673

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $8,910,491, which represents 4.8% of net assets as of March 31, 2026.
(d)	Percentage rounds to less than 0.1%.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 85.3%	Coupon	Maturity	Par Value	Value
Certificate Participation - 6.2%
Lease / Rent - 6.2%
Adams & Arapahoe Joint School District COP, BAM, Series 2025 (a)	5.000%	12/01/40	$970,000	$1,040,835
City of Aurora Colorado COP, Series 2017 (b)	5.000%	12/01/35	615,000	623,024
City of Aurora Colorado COP, Series 2025	5.250%	12/01/45	525,000	565,548
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,051,092
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/30	350,000	363,749
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/31	350,000	362,654
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/32	225,000	232,349
Denver Health & Hospital Authority COP, Series 2018 (b)	5.000%	12/01/33	240,000	247,270
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/40	720,000	778,034
Evergreen Park & Recreation District COP, Series 2025	5.000%	12/01/41	510,000	548,892
Fraser Valley Metropolitan Recreation District COP, Series 2023 (b)	5.250%	12/01/53	500,000	509,650
Grand County Colorado COP, Series 2025	5.000%	12/01/42	455,000	487,225
Grand County Colorado COP, Series 2025	5.000%	12/01/43	500,000	532,251
Grand County Colorado COP, Series 2025	5.000%	12/01/44	640,000	675,690
Grand County Colorado COP, Series 2025	5.000%	12/01/45	495,000	519,349
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,554,689
Platteville-Gilcrest Fire Protection District COP, Series 2018 (b)	5.000%	12/01/33	175,000	182,449
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/42	750,000	812,683
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/43	315,000	339,701
State of Colorado Building Excellent Schools Today COP, Series 2025-T	5.000%	03/15/44	780,000	833,395

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Certificate Participation - 6.2% (continued)
Lease / Rent - 6.2% (Continued)
Telluride Colorado COP, Series 2024	5.000%	12/01/43	$500,000	$527,397
Telluride Colorado COP, Series 2025	5.000%	12/01/45	350,000	367,894
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,456,521
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	2,650,000	2,797,780
				19,410,121
General Obligation - 10.6%
Local - 10.6%
Adams & Arapahoe Joint School District, Series 2025	5.500%	12/01/41	4,250,000	4,880,736
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	658,704
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	555,643
Bradburn Metropolitan District No. 2, Series 2018-A (b)	5.000%	12/01/38	600,000	597,150
Carbondale & Rural Fire Protection District, BAM, Series 2026	5.500%	12/01/40	400,000	461,986
Carbondale & Rural Fire Protection District, BAM, Series 2026	5.500%	12/01/41	400,000	460,923
Carbondale & Rural Fire Protection District, BAM, Series 2026	5.500%	12/01/43	505,000	572,920
Carbondale & Rural Fire Protection District, BAM, Series 2026	5.500%	12/01/46	750,000	824,483
Cornerstar Metropolitan District, Series 2017-A (b)	5.125%	12/01/37	1,000,000	999,975
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b0	3.000%	12/01/49	100,000	72,134
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	595,894
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	945,900
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (a)	2.375%	12/01/39	750,000	562,617

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
General Obligation - 10.6% (continued)
Local - 10.5% (Continued)
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	$3,250,000	$3,429,811
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (b)	5.000%	12/01/47	6,500,000	6,724,349
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (a)	5.000%	12/01/44	260,000	270,838
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.250%	12/01/42	625,000	661,504
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (a)	5.000%	12/01/52	1,000,000	1,006,975
Raindance Metropolitan District No. 2, BAM, Series 2024 (a)	4.000%	12/01/44	1,800,000	1,720,303
SBC Metropolitan District, AGM, Series 2016 (a)(b)	5.000%	12/01/34	205,000	207,238
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado, BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,776,336
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (a)	5.000%	12/01/26	155,000	156,803
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (a)	5.000%	12/01/39	600,000	636,798
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (a)	5.000%	12/01/43	325,000	339,146
				33,119,166
Local Authority - 1.7%
Housing - 0.6%
Colorado Housing and Finance Authority, Series 2023-C (b)	5.082%	10/01/26	2,000,000	2,000,000

Local - 0.9%
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	226,088
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (a)	4.800%	12/01/27	2,000,000	2,023,531

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Local Authority - 1.7% (continued)
Local - 0.9% (Continued)
Garfield County School District No. RE-2, Series 2012-B (b)	3.050%	12/01/26	$500,000	$497,211
				2,746,830
Utilities - 0.2%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (b)	5.875%	12/01/38	740,000	740,019

Revenue – 60.0%
Education - 5.3%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (a)	5.250%	12/01/47	1,000,000	1,045,238
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (a)	5.250%	12/01/52	6,835,000	7,057,431
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	05/01/35	3,145,000	3,146,483
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	505,152
State of Colorado Educational Loan Program, Series 2025-B	5.000%	06/30/26	5,000,000	5,030,445
				16,784,749
Healthcare - 0.9%
Colorado Health Facilities Authority, Series 2017-A (b)	5.000%	05/15/30	710,000	724,491
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,632,231
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	330,748
				2,687,470
Housing - 33.6%
City of Colorado Springs Colorado Multifamily Housing, Series 2025	3.150%	12/01/45	7,970,000	7,981,099
Colorado Housing and Finance Authority, Series 2023-B-2 (b)	3.350%	10/01/26	5,290,000	5,290,000
Colorado Housing and Finance Authority, Series 2024	3.050%	10/01/27	3,555,000	3,558,267

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 60.0% (continued)
Housing - 33.6% (Continued)
Colorado Housing and Finance Authority, Series 2024-A-2	3.375%	04/01/28	$715,000	$719,496
Colorado Housing and Finance Authority, Series 2025-F-2	3.800%	04/01/28	6,000,000	6,104,372
Colorado Housing and Finance Authority, Series 2025-G-2	3.400%	10/01/29	2,600,000	2,613,413
Colorado Housing and Finance Authority, Series 2026-A-2	2.800%	10/01/29	4,170,000	4,148,946
Colorado Housing and Finance Authority, Series 2020-H	2.200%	11/01/38	1,230,000	951,532
Colorado Housing and Finance Authority, Series 2021-E	2.125%	11/01/42	205,000	143,029
Colorado Housing and Finance Authority, Series 2024	3.500%	11/01/43	2,350,000	2,351,123
Colorado Housing and Finance Authority, Series 2025	3.375%	07/01/44	4,160,000	4,179,085
Colorado Housing and Finance Authority, Series 2023-B-1 (b)	4.700%	10/01/48	275,000	273,255
Colorado Housing and Finance Authority, Series 2019-E	4.250%	05/01/49	385,000	388,302
Colorado Housing and Finance Authority, Series 2019-F	4.250%	11/01/49	620,000	625,582
Colorado Housing and Finance Authority, Series 2019-H	4.250%	11/01/49	1,040,000	1,051,142
Colorado Housing and Finance Authority, Series 2020-H	3.000%	05/01/50	5,585,000	5,533,963
Colorado Housing and Finance Authority, Series 2021-E	3.000%	11/01/51	260,000	256,976
Colorado Housing and Finance Authority, Series 2022-B	3.250%	05/01/52	4,375,000	4,332,454
Colorado Housing and Finance Authority, Series 2022-E	5.250%	11/01/52	1,525,000	1,578,705
Colorado Housing and Finance Authority, Series 2022-K	6.000%	11/01/52	1,820,000	1,931,356

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 60.0% (continued)
Housing - 33.6% (Continued)
Colorado Housing and Finance Authority, Series 2023-L	5.750%	11/01/53	$6,185,000	$6,589,517
Colorado Housing and Finance Authority, Series 2025-B	5.750%	11/01/54	9,695,000	10,625,565
Colorado Housing and Finance Authority, Series 2025-F	6.500%	05/01/55	6,425,000	7,246,715
Colorado Housing and Finance Authority, Series 2025-M	6.250%	11/01/55	10,000,000	11,107,780
Denver Colorado Multifamily Housing, Series 2025-B	5.000%	10/01/28	1,000,000	1,028,886
Denver Colorado Multifamily Housing, Series 2025-F-2	4.700%	10/01/42	3,500,000	3,633,733
Denver Colorado Multifamily Housing, Series 2025-A	5.000%	12/01/45	2,000,000	2,023,371
Eagle County Housing and Development Authority, Series 2025	3.550%	12/01/45	3,260,000	3,273,676
Maiker Housing Partners Multifamily Housing, Series 2023 (b)	4.500%	05/01/42	6,000,000	6,036,164
				105,577,504
Other - 3.4%
Colorado Educational & Cultural Facilities Authority, Series 2016-A (b)	5.000%	12/15/31	715,000	722,786
Colorado Educational & Cultural Facilities Authority, Series 2014 (b)	5.000%	10/01/32	1,340,000	1,341,368
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	06/01/36	1,580,000	1,582,123
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	07/01/36	1,000,000	1,000,712
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)(c)	5.000%	07/01/36	1,000,000	1,001,177
Colorado Educational & Cultural Facilities Authority, Series 2016 (b)	5.000%	08/01/36	1,140,000	1,142,878
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/45	800,000	807,464

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 60.0% (continued)
Other - 3.4% (Continued)
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.250%	12/01/55	$1,330,000	$1,332,525
Colorado Educational & Cultural Facilities Authority, Series 2025-A	5.375%	12/01/60	1,600,000	1,607,957
				10,538,990
Public Services - 5.9%
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/39	730,000	781,744
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/39	1,500,000	1,606,324
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/40	1,450,000	1,545,789
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/41	500,000	532,214
Park Creek Metropolitan District, AGM, Series 2025 (a)	5.000%	12/01/41	1,200,000	1,277,314
Park Creek Metropolitan District, AGM, Series 2022-A (a)	5.000%	12/01/42	500,000	529,453
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	10,862,273
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/50	500,000	512,625
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2025 (a)	5.250%	12/01/55	750,000	762,839
				18,410,575
Tax - 2.2%
City of Durango Colorado, Series 2025	5.000%	12/01/44	100,000	107,204
City of Durango Colorado, Series 2025	5.250%	12/01/50	1,000,000	1,058,428
City of Durango Colorado, Series 2025	5.250%	12/01/55	1,250,000	1,310,892
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	3,300,000	3,307,909

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 60.0% (continued)
Tax - 2.2% (Continued)
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(c)	5.250%	12/01/39	$1,100,000	$1,102,278
				6,886,711
Transportation - 2.2%
Colorado Bridge & Tunnel Enterprise, AGM, Series 2025-A (a)	5.250%	12/01/54	2,740,000	2,849,016
E-470 Public Highway Authority, Series 2024-B	3.182%	09/01/39	3,000,000	2,996,574
Grand Junction Regional Airport Authority, NPFG, Series 2016-A (a)(b)	5.000%	12/01/31	1,155,000	1,165,365
				7,010,955
Utilities - 6.5%
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,401,656
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/42	750,000	823,111
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/43	1,000,000	1,090,225
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/44	775,000	837,908
City & County of Broomfield CO Sewer Revenue, Series 2026	5.000%	12/01/45	530,000	567,906
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/42	550,000	603,615
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/43	770,000	839,473
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/44	725,000	783,849
City & County of Broomfield CO Water Revenue, Series 2026	5.000%	12/01/45	800,000	857,217
Public Authority for Colorado Energy, Series 2008	6.500%	11/15/38	3,000,000	3,548,344
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.148%	07/01/29	290,000	283,078

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 85.3% (Continued)	Coupon	Maturity	Par Value	Value
Revenue – 60.0% (continued)
Utilities - 6.5% (Continued)
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/33	$1,350,000	$1,402,123
Todd Creek Village Metropolitan District Colorado, Series 2018-A (b)	5.250%	12/01/38	1,000,000	1,028,955
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/43	1,500,000	1,586,544
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (a)	5.000%	12/01/44	2,750,000	2,888,888
				20,542,892
Variable Rate Demand Note - 6.8%
City of Colorado Springs Colorado Utilities System, Series 2006-B	2.300%	11/01/36	6,455,000	6,455,000
City of Colorado Springs Colorado Utilities System, Series 2007-A (b)(d)	2.400%	11/01/37	2,200,000	2,200,000
Colorado Health Facilities Authority, Series 2022-F	2.410%	05/15/62	3,500,000	3,500,000
Colorado Health Facilities Authority, Series 2024-E	2.700%	05/15/64	1,500,000	1,500,000
Colorado Housing and Finance Authority, Series 2025-N-2	3.750%	05/01/53	7,755,000	7,755,000
				21,410,000

Total Municipal Bonds (Cost $271,726,903)				$267,865,982

SEGALL BRYANT & HAMILL COLORADO TAX-FREE FUND

STATEMENT OF INVESTMENTS (Continued)

U.S. TREASURY BILLS & NOTES – 6.8%	Coupon		Maturity	Par Value	Value
United States Treasury	3.703	%(e)	04/02/26	$5,000,000	$4,999,500
United States Treasury	1.500%		01/31/27	11,500,000	11,289,766
United States Treasury	3.750%		10/31/32	5,000,000	4,895,899
Total U.S. Treasury Bills & Notes (Cost $21,166,666)					$21,185,165

Investments at Value - 92.1% (Cost $292,893,569)					$289,051,147

Other Assets in Excess of Liabilities - 7.9%					24,923,378

Net Assets - 100.0%					$313,974,525

(a)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,411,364, which represents 1.7% of net assets as of March 31, 2026.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

BARRETT GROWTH FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Communication Services - 8.3%
Media & Entertainment - 8.3%
Alphabet, Inc. - Class C	6,300	$1,807,218

Consumer Discretionary - 16.4%
Consumer Discretionary Distribution & Retail - 14.4%
Amazon.com, Inc. (a)	6,000	1,249,620
AutoZone, Inc. (a)	125	422,223
TJX Cos., Inc. (The)	9,250	1,477,225
		3,149,068
Consumer Services - 2.0%
Starbucks Corp.	5,000	447,950

Consumer Staples - 4.6%
Consumer Staples Distribution & Retail - 4.6%
Costco Wholesale Corp.	1,000	996,430

Energy - 1.4%
Energy - 1.4%
Chevron Corp.	1,500	310,350

Financials - 19.5%
Banks - 5.3%
JPMorgan Chase & Co.	4,000	1,176,640

Financial Services - 10.1%
Ares Management Corp. - Class A	7,750	845,525
S&P Global, Inc.	750	319,005
Visa, Inc. - Class A	3,450	1,042,728
		2,207,258
Insurance - 4.1%
Progressive Corp. (The)	4,500	892,080

Health Care - 12.4%
Health Care Equipment & Services - 4.2%
Intuitive Surgical, Inc. (a)	750	345,742

BARRETT GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Health Care Equipment & Services - 4.2% (Continued)
Stryker Corp.	1,750	$575,033
		920,775
Pharmaceuticals, Biotechnology & Life Sciences - 8.2%
Danaher Corp.	2,250	426,600
Eli Lilly & Co.	800	735,816
Regeneron Pharmaceuticals, Inc.	250	193,160
Thermo Fisher Scientific, Inc.	900	442,377
		1,797,953
Industrials - 6.3%
Capital Goods - 3.2%
EnerSys	4,000	694,880

Commercial & Professional Services - 3.1%
Tetra Tech, Inc.	23,000	692,760

Information Technology - 27.7%
Semiconductors & Semiconductor Equipment - 11.5%
Broadcom, Inc.	1,200	371,412
NVIDIA Corp.	12,325	2,149,480
		2,520,892
Software & Services - 11.3%
Accenture PLC - Class A (Ireland)	1,500	297,435
Fair Isaac Corp. (a)	500	533,770
Microsoft Corp.	3,740	1,384,436
ServiceNow, Inc. (a)	2,500	261,375
		2,477,016
Technology Hardware & Equipment - 4.9%
Apple, Inc.	4,250	1,078,607

BARRETT GROWTH FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.3% (Continued)	Shares	Value
Materials - 3.7%
Materials - 3.7%
Ecolab, Inc.	3,000	$798,060

Investments at Value - 100.3% (Cost $5,533,264)		$21,967,937

Liabilities in Excess of Other Assets - (0.3%)		(62,754)

Net Assets - 100.0%		$21,905,183

(a)	Non-income producing security.

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

BARRETT OPPORTUNITY FUND

STATEMENT OF INVESTMENTS

March 31, 2026 (Unaudited)

COMMON STOCKS - 100.4%	Shares	Value
Communication Services - 13.2%
Media & Entertainment - 13.2%
Alphabet, Inc. - Class C	10,067	$2,887,820

Consumer Discretionary - 8.6%
Consumer Discretionary Distribution & Retail - 8.6%
Home Depot, Inc. (The)	699	229,894
Murphy USA, Inc.	3,306	1,633,065
		1,862,959
Consumer Staples - 2.1%
Food, Beverage & Tobacco - 2.1%
PepsiCo, Inc.	3,000	465,870

Energy - 19.1%
Energy - 19.1%
Murphy Oil Corp.	32,034	1,321,403
Shell PLC ADR (United Kingdom)	30,526	2,838,918
		4,160,321
Financials - 20.5%
Financial Services - 19.2%
Ares Management Corp. - Class A	3,368	367,449
Bank of New York Mellon Corp. (The)	22,066	2,617,690
Jefferies Financial Group, Inc.	29,064	1,199,471
		4,184,610
Insurance - 1.3%
Progressive Corp. (The)	1,489	295,179

Health Care - 5.4%
Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
AbbVie, Inc.	1,960	426,280
Eli Lilly & Co.	550	505,874
Thermo Fisher Scientific, Inc.	491	241,341
		1,173,495

BARRETT OPPORTUNITY FUND

STATEMENT OF INVESTMENTS (Continued)

COMMON STOCKS - 100.4% (Continued)	Shares	Value
Industrials - 15.4%
Capital Goods - 13.4%
General Dynamics Corp.	8,500	$2,917,370

Commercial & Professional Services - 2.0%
Automatic Data Processing, Inc.	2,163	439,478

Information Technology - 16.1%
Software & Services - 8.5%
Microsoft Corp.	5,000	1,850,850

Technology Hardware & Equipment - 7.6%
Apple, Inc.	6,500	1,649,635

Investments at Value - 100.4% (Cost $2,461,353)		$21,887,587

Liabilities in Excess of Other Assets - (0.4%)		(80,490)

Net Assets - 100.0%		$21,807,097

The Fund's sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.  Industries are shown as a percentage of net assets.

SEGALL BRYANT & HAMILL FUNDS

STATEMENT OF INVESTMENTS

March 31, 2026

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NPFG	National Public Finance Guarantee
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REITs	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.B. de C.V.	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.A.D.P.	Societe Anonyme a Responsabilite Particuliere (public limited company)
S.A.E	Societe Anonyme Egyptienne
SCA	Societe en Commandie par Actions (partnership limited by shares)
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk P.T.	Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.